UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08738

                         ATLANTIC WHITEHALL FUNDS TRUST
               (Exact name of registrant as specified in charter)

                        50 Rockefeller Plaza, 15th Floor
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)

                                Gabrielle Bailey
                    Atlantic Trust Private Wealth Management
                        50 Rockefeller Plaza, 15th Floor
                               NEW YORK, NY 10020
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (212) 655-7022

                      Date of fiscal year end: NOVEMBER 30

                     Date of reporting period: MAY 31, 2009



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                        ATLANTIC WHITEHALL FUNDS

Atlantic Whitehall Growth Fund
Atlantic Whitehall Mid-Cap Growth Fund
Atlantic Whitehall Multi-Cap Global Value Fund
Atlantic Whitehall International Fund
Atlantic Whitehall Equity Income Fund

Atlantic Whitehall Funds Trust
Semi-Annual Report
May 31, 2009

This report is for the information of the shareholders of Atlantic Whitehall Funds Trust. Its use in connection with any offering of the Trust's shares is authorized only in the case of a concurrent or prior delivery of the Trust's current prospectus.

                         ATLANTIC WHITEHALL FUNDS TRUST

Dear Shareholders:

MARKET UPDATE

Early this year, the mood of investors became increasingly glum amidst a sharp deterioration in economic activity and weakening sentiment on the part of consumers and businesses. Concerns were expressed that the economy was facing a "black hole" from which it might not emerge, and some pundits were making comparisons with the Great Depression. Investors were very concerned about the risk of further deterioration in the value of their assets, and few wanted to buy anything other than essentially riskless investments.

As a result, there was a final down leg in the bear market during January and February, reaching a low on March 9. Around that time, a run of better than expected economic reports started to suggest that activity was not accelerating on the downside in some sort of economic meltdown, as some had feared. Indeed, as the fiscal and monetary stimulus programs started to take effect, there was an inflection point in sentiment as some began to believe that the financial crisis would ease, that higher federal spending would substitute for weak business expenditures and that consumer confidence could actually improve.

The mid-March inflection point in the market was rather dramatic as stock prices then moved steadily higher for the ensuing three months, producing a 40% rally off the low for the Standard & Poor's 500 Stock Index ("S&P 500 Index"). In fact, looking back, equities had their best advance in the second quarter for any similar period since 1998. Indeed, the upswing was sufficient to more than overcome the first quarter decline so that stocks now showed a positive return of 3% for the first half of 2009 (as measured by the S&P 500 Index).

One of the problems in assessing the market today is that the recent rally has taken place based on expectations rather than any actual improvement in the economy and corporate profits. Stated another way, it has reflected a shift in multiples from a very depressed level to a more normal relationship without any change in earnings expectations. Thus, to make further headway, we believe that conditions must move from their current "less negative" position to being positive with regard to these factors.

The following pages present further insight from the portfolio managers on each Fund. We hope you find this information helpful.

FUND UPDATE

As we entered 2009, with Fund asset levels considerably reduced by the sharp market declines in 2008, we made several important decisions regarding the Funds.

At a meeting held on April 29, 2009 (the "Meeting"), the Board unanimously approved a proposal to liquidate the International Fund and Multi-Cap Global Value Fund, subject to approval by each Fund's shareholders. At a special meeting of shareholders held on July 2, 2009, shareholders of each Fund approved that Fund's liquidation. Effective July 2, 2009, the International Fund and Multi-Cap Global Value Fund ceased their investment operations and commenced liquidation of Fund portfolio holdings. The liquidation distribution to shareholders was completed on July 13, 2009.

Further, at the Meeting, the Board unanimously approved a proposal to reorganize the Growth Fund, Mid-Cap Growth Fund and Equity Income Fund into corresponding mutual funds sponsored and advised by Invesco Aim Advisors, Inc., an affiliate of the Adviser, as set forth below:

     -    Growth Fund into AIM Equity Funds - AIM Large Cap Growth Fund

     -    Mid-Cap Growth Fund into AIM Growth Series - AIM Mid Cap Core Equity
          Fund

     -    Equity Income Fund into AIM Equity Funds - AIM Disciplined Equity Fund

A special meeting of the shareholders of each Fund is expected to be held in September, 2009, for the purpose of approving each Fund's Agreement and Plan of Reorganization. If shareholders of a Fund approve its reorganization, the reorganization is expected to be completed on or around September 30, 2009.

We believe these actions are in the best interest of our shareholders and further communications will be provided to you as the transactions progress.

As always, we appreciate your confidence in Atlantic Whitehall Funds, and you can be sure of our continued commitment to do the best we can to help you pursue your long-term financial goals.

Respectfully,


/s/ Jeffrey Thomas
Jeffrey Thomas
President
Atlantic Whitehall Funds

MANAGEMENT'S DISCUSSION AND ANALYSIS
ATLANTIC WHITEHALL FUNDS TRUST

ATLANTIC WHITEHALL GROWTH FUND

The Atlantic Whitehall Growth Fund Distributor Class returned 4.49% for the six months ended May 31, 2009 as compared to the 12.29% return for the Russell 1000 Growth Index and 4.07% for the S&P 500 Index. After battling through a global economic recession through much of 2008 and early 2009, the stock market experienced a significant rebound that began on March 9th and lasted through the close of the reporting period.

Our investment team led by Invesco Aim Senior Portfolio Managers Geoff Keeling and Rob Shoss took over management responsibilities for the Fund in January 2009. After taking over the Fund, we made a number of changes to the Fund's composition consistent with our disciplined investment philosophy and process.

During the reporting period, the Fund had positive returns but underperformed versus its benchmark, the Russell 1000 Growth Index. The majority of the Fund's underperformance was driven by a more defensive posture as well as stock selection in several sectors. This defensive posture hurt performance as more economically sensitive stocks outperformed when the market began to rally on March 9th, marking what appears to be a major market inflection point. The Fund also lost ground because it had very little exposure to the lower-quality, highly-leveraged companies that outperformed during this meaningful market rebound.

It is important to note that, while our investment process temporarily underperforms at market inflection points, over the long-term, this disciplined investment process is designed to seek consistent outperformance over a full market cycle. This temporary underperformance typically occurs because we wait for clear data points indicating that earnings growth is achievable before moving into new stocks.

Along these lines, we began to reposition the portfolio in April and May by moving into more economically sensitive holdings as our quantitative and fundamental research provided data points that these companies may have the potential for sustainable earnings growth in a more stable and improving economic environment. This repositioning included a decrease in exposure in the more defensive health care and consumer staples sectors, and an increase in exposure in the more economically sensitive information technology, consumer discretionary and materials sectors.

At the close of the reporting period, the Fund's largest overweight sectors were information technology, consumer discretionary, and financials. The Fund's largest underweight positions are in the consumer staples and energy sectors. Looking forward, we expect to continue to look for investment opportunities in more economically sensitive areas.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL THE ATLANTIC WHITEHALL FUNDS INFORMATION LINE AT 800-994-2533. THE TABLES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND
SHARES. THE GROSS EXPENSE RATIOS FOR THE FUND'S DISTRIBUTOR CLASS AND INSTITUTIONAL CLASS, AS SET FORTH IN THE FUND'S MOST RECENT PROSPECTUSES, ARE 1.42% AND 1.17%, RESPECTIVELY.

                               DISTRIBUTOR CLASS
                               GROWTH OF $10,000

                               (PERFORMANCE GRAPH)

GROWTH EPS


           Atlantic Whitehall
               Growth Fund         S&P 500     Russell 1000
Growth       Distributor Class      Index      Growth Index
------     -------------------     -------     ------------
Feb-95          10000               10000          10000
Nov-95          12970               13153          13354
Nov-96          16162               16816          16866
Nov-97          20151               21609          21338
Nov-98          23715               26726          27453
Nov-99          34317               32309          36098
Nov-00          34991               30942          31926
Nov-01          31966               27164          24648
Nov-02          25375               22679          19059
Nov-03          29270               26099          22251
Nov-04          29026               29453          23547
Nov-05          31113               31939          25840
Nov-06          32255               36480          28001
Nov-07          36383               39297          31529
Nov-08          22314               24334          18996
May-09          23317               25324          21331

                             (PLOT POINTS TO COME)

THIS CHART COMPARES A $10,000 INVESTMENT MADE IN DISTRIBUTOR CLASS SHARES OF THE FUND ON ITS INCEPTION DATE TO A HYPOTHETICAL $10,000 INVESTMENT MADE IN THE BENCHMARK INDICES FOR THAT FUND (S&P 500 INDEX AND RUSSELL 1000 GROWTH INDEX) ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. INDICES ARE UNMANAGED AND INVESTORS CANNOT INVEST IN THEM. FURTHER INFORMATION RELATING TO THE FUND'S PERFORMANCE, INCLUDING FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.

                         ATLANTIC WHITEHALL GROWTH FUND
                               INSTITUTIONAL CLASS
                           AVERAGE ANNUAL TOTAL RETURN
                               AS OF MAY 31, 2009*

                               SINCE INCEPTION
6 MONTHS**   1 YEAR   5 YEAR      (08/20/03)
----------   ------   ------   ---------------
 4.75%       -33.12%  -4.13%        -2.59%
                 S&P 500 INDEX
 4.07%       -32.55%  -1.90%         0.40%
           RUSSELL 1000 GROWTH INDEX
12.29%       -30.71%  -1.80%         0.21%

                         ATLANTIC WHITEHALL GROWTH FUND
                                DISTRIBUTOR CLASS
                           AVERAGE ANNUAL TOTAL RETURN
                               AS OF MAY 31, 2009*

6 MONTHS**   1 YEAR   5 YEAR   10 YEAR
----------   ------   ------   -------
 4.49%       -33.40%  -4.40%    -1.73%
             S&P 500 INDEX
 4.07%       -32.55%  -1.90%    -1.71%
       RUSSELL 1000 GROWTH INDEX
12.29%       -30.71%  -1.80%    -3.64%

*    WITHOUT CERTAIN FEE WAIVERS/REIMBURSEMENTS, RETURNS WOULD HAVE BEEN LOWER.

**   NOT ANNUALIZED

MANAGEMENT'S DISCUSSION AND ANALYSIS
ATLANTIC WHITEHALL FUNDS TRUST

ATLANTIC WHITEHALL MID-CAP GROWTH FUND

For the six months ended May 31, 2009, the Atlantic Whitehall Mid-Cap Growth Fund Institutional Class returned 13.00%. In comparison, the Russell Midcap Growth Index returned 20.34%. The six month period was a tale of two stories. First, the global economic malaise continued to pressure equity markets until early March, when on the announcement by Citigroup that it expected to be profitable for the first quarter, equity markets began to firm and additional signs pointed to a bottoming of the economy. The Fund outperformed the Russell Midcap Growth Index in the first three months where economic uncertainty was pervasive. However, as equities rebounded, much of the recovery seen in March, April, and May was characterized by strong returns posted by poor quality companies. Poor quality is defined as those companies with low returns on capital, high leverage (debt-to-market capitalization), low stock price, and without positive earnings.

The underperformance for the six month period is explained by our stock selection within the healthcare and information technology sectors. Within healthcare, our holdings of Psychiatric Solutions plunged roughly 27%. The company experienced negative headlines surrounding several of its facilities. However, its core business remains strong and the stock recovered significantly towards the end of the period. Healthcare services names including Lincare Holdings, Lab Corp of America, and Davita, all finished negative for the period and underperformed the healthcare group. Investors perceived a negative environment for many healthcare companies due to legislative proposals being evaluated by the newly installed administration. Lastly, within biotechnology, our holding of Cephalon detracted from performance due to concerns over a transition to a new drug as the company's former drug is facing patent expiration.

Within technology, Satyam and Microsemi were by far the largest detractors, as news broke early in the period that Satyam allegedly committed financial fraud and Microsemi's CEO allegedly misrepresented his educational achievements. Both positions were immediately eliminated from the portfolio but in both cases they had already detracted significantly from performance. Other technology names that underperformed during the period included Microchip, Altera, Alliance Data Systems, Harris, and Ansys. All remain in the Fund as we consider them to be attractive growth prospects selling at compelling valuations.

Our strategy continues to seek to identify and hold companies with the following characteristics: high Return on Equity (ROE), high Return on Invested Capital
(ROIC), low debt, strong cash flow, and very adept management teams. As we commented earlier, beginning in early March, this grouping of company characteristics underperformed the benchmark. Through this quality bias prevalent within the Fund, the negative earnings revisions for companies within the Fund have been significantly better than the benchmark, the Russell Midcap Growth Index. We believe that the correct group of companies is being held within the portfolio. Portfolio turnover during the period was light as we felt we were holding the most attractive names as the economic difficulties persisted.

Looking forward, we believe the perceived economic recovery as indicated by the stock market should continue to develop. We hope the cataclysmic expectation many investors held earlier in the year has been averted. However, despite signs of an economic bottoming, indications of better economic growth may be more subdued and drawn out over a longer period of time than what was indicated by the very short-term spike that the equity markets took from March to May. We feel well positioned for an eventual economic recovery but anticipate that many of the companies that have rocketed higher will eventually pull back to more reasonable valuation levels. While we are not content with the results generated over this period, we believe that our diversified group of high quality, high earnings growth companies will be recognized as the economic clouds prevalent in early 2009 begin to disperse.

                               GROWTH OF $10,000

                              (PERFORMANCE GRAPH)

            Atlantic Whitehall
            Mid-Cap Growth Fund
            Institutional Class        Russell
            -------------------        -------
Mar-04            10000                  10000
Nov-04            10650                  10491
Nov-05            11690                  12190
Nov-06            12640                  13760
Nov-07            14310                  15154
Nov-08             7962                   8160
May-09             8997                   9820


THIS CHART COMPARES A $10,000 INVESTMENT MADE IN THE FUND ON ITS INCEPTION DATE TO A HYPOTHETICAL $10,000 INVESTMENT MADE IN THE BENCHMARK INDEX FOR THAT FUND (RUSSELL MIDCAP GROWTH INDEX) ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. INDICES ARE UNMANAGED AND INVESTORS CANNOT INVEST IN THEM. FURTHER INFORMATION RELATING TO THE FUND'S PERFORMANCE, INCLUDING FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.

                     ATLANTIC WHITEHALL MID-CAP GROWTH FUND
                               INSTITUTIONAL CLASS
                           AVERAGE ANNUAL TOTAL RETURN
                               AS OF MAY 31, 2009

                              SINCE INCEPTION
6 MONTHS*   1 YEAR   5 YEAR      (03/01/04)
---------   ------   ------   ---------------
13.00%      -34.08%  -2.17%        -1.99%
         RUSSELL MIDCAP GROWTH INDEX
20.34%      -35.72%  -0.22%        -0.34%

*    NOT ANNUALIZED

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL THE ATLANTIC WHITEHALL FUNDS INFORMATION LINE AT 800-994-2533. THE FUND INVESTS IN MID-SIZED COMPANIES WHICH MAY INVOLVE GREATER RISK AND MORE ABRUPT PRICE FLUCTUATIONS THAN INVESTMENTS MADE IN LARGER COMPANIES. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES. THE GROSS EXPENSE RATIO FOR THE FUND'S INSTITUTIONAL CLASS, AS SET FORTH IN THE FUND'S MOST RECENT PROSPECTUS, IS 1.04%.

MANAGEMENT'S DISCUSSION AND ANALYSIS
ATLANTIC WHITEHALL FUNDS TRUST

ATLANTIC WHITEHALL EQUITY INCOME FUND

Despite market volatility facilitating multi-year lows on the S&P 500, the Equity Income Fund yielded positive absolute and relative performance for the six-month period ended May 31, 2009. The Fund returned 8.6% to investors which compared favorably to the S&P 500 return of 4.1%. Despite seemingly benign returns, selling pressures reached a pinnacle on March 9th, when the S&P 500 hit lows not seen since the late 1990's before rebounding nearly 40%.

During the reporting period, the financial sector was once again the main focal point as liquidity concerns stemming from mortgage and housing woes once again resurfaced and drove stock prices significantly lower. Despite the bleak outlook and due in large part to government intervention, financial companies' stock prices finished the period as the top relative contributor and returned 14% for the period on an absolute basis. Fund performance was aided by selections in financial companies with healthy balance sheets and diversified, fee-based business lines, thus helping to diversify bank-specific credit risk within the Fund. Holdings in Eaton Vance, Chicago Mercantile Exchange and MSCI each added significant value during the period. Other strong contributors were diversified banks, such as JP Morgan, Wells Fargo and Bank of America.

Similarly strong were selections in the Energy and Consumer Discretionary spaces. The source of the active return within Consumer Discretionary is attributable to Restaurateur Darden, whose stock price doubled for the period and highlights our thesis of underlying consumer demand. Also, in Energy, exposure to Coal, Natural Gas and Oil production companies yielded greater returns over those of larger Integrated Companies held in the benchmark. Specifically, the selections in coal producer Peabody Energy as well as XTO Energy within the Exploration & Production spaces were beneficial to the Fund, as companies with direct commodities exposure were better suited to benefit from the sharp rebound in commodities prices than were companies that carry downstream focuses.

We believe that equity markets will continue to generate cross-currents, represented by the stimulative effects of monetary and fiscal policies, as well as by the inflation or deflation debate, resulting in continued volatility in the markets.

Although there are challenges to navigate in such an economy and market, we will attempt to use the anticipated volatility to the Fund's advantage to better position the Fund to return value to its investors. To that end, market volatility has already provided the Fund unique opportunities, including arbitrage investments in the Pharmaceutical and Technology spaces. Such events have provided the Fund with attractive entry points for fundamentally sound companies that fit its analytical profile, as well as upside capital appreciation to pay for the equity arbitrage risk in the near-term.

Similarly, when valuations become rich and there is greater risk of depreciation than appreciation, the Fund has been able to reduce or eliminate positions where the fundamentals no longer support the positioning. We continue to keep a keen eye on a company's ability to consistently generate cash flow, and to use that cash effectively to return value to investors. Also, as is our typical discipline, we will monitor balance sheets of the companies to ensure a consistent level of capitalization and to effectively leverage debt in order to return value to investors. Accordingly, we have positioned the Fund's portfolio with a fundamental mix of defensive names combined with specific, higher beta names best suited to lead in any meaningful economic recovery.

                               GROWTH OF $10,000

                              (PERFORMANCE GRAPH)

            Atlantic Whitehall
            Equity Income Fund         S&P 500
            Institutional Class         Index
            -------------------        -------
12/1/05           10000                  10000
May-06             9970                  10260
Nov-06            11087                  11422
May-07            12463                  12597
Nov-07            11989                  12303
Nov-08             7936                   7619
May-09             8616                   7929


THIS CHART COMPARES A $10,000 INVESTMENT MADE IN THE FUND ON ITS INCEPTION DATE TO A HYPOTHETICAL $10,000 INVESTMENT MADE IN THE BENCHMARK INDEX FOR THAT FUND (S&P 500 INDEX) ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. INDICES ARE UNMANAGED AND INVESTORS CANNOT INVEST IN THEM. FURTHER INFORMATION RELATING TO THE FUND'S PERFORMANCE, INCLUDING FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.

                      ATLANTIC WHITEHALL EQUITY INCOME FUND
                               INSTITUTIONAL CLASS
                           AVERAGE ANNUAL TOTAL RETURN
                               AS OF MAY 31, 2009

                              SINCE INCEPTION
6 MONTHS*   1 YEAR   5 YEAR      (12/01/05)
---------   ------   ------   ---------------
8.57%       -28.82%    N/A         -4.17%
                S&P 500 INDEX
4.07%       -32.55%  -1.90%        -6.42%

*    NOT ANNUALIZED

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL THE ATLANTIC WHITEHALL FUNDS INFORMATION LINE AT 800-994-2533. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES. THE GROSS EXPENSE RATIO FOR THE FUND'S INSTITUTIONAL CLASS, AS SET FORTH IN THE FUND'S MOST RECENT PROSPECTUS, IS 1.05%.

ATLANTIC WHITEHALL FUNDS TRUST
GROWTH FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

    SHARES                                                            VALUE
--------------                                                   ---------------
COMMON STOCKS -- 101.23%
                 BANKS - 0.88%
        13,725   Wells Fargo & Co. ...........................   $       349,988
                                                                 ---------------
                 CAPITAL GOODS - 12.33%
        14,145   Emerson Electric Co. .........................          453,913
        15,296   Fluor Corp. .................................           718,606
        24,480   Lockheed Martin Corp. .......................         2,048,731
        15,541   Rockwell Collins, Inc. ......................           659,249
        20,071   United Technologies Corp. ...................         1,055,935
                                                                 ---------------
                                                                       4,936,434
                                                                 ---------------
                 CONSUMER SERVICES - 4.25%
         9,205   Apollo Group, Inc., Class A * ...............           544,016
        10,211   Darden Restaurants, Inc. ....................           369,332
        13,349   McDonald's Corp. ............................           787,458
                                                                 ---------------
                                                                       1,700,806
                                                                 ---------------
                 DIVERSIFIED FINANCIALS - 4.74%
        28,438   Charles Schwab Corp. (The) ..................           500,509
         5,071   Goldman Sachs Group, Inc. (The) .............           733,114
        18,019   JPMorgan Chase & Co. ........................           664,901
                                                                 ---------------
                                                                       1,898,524
                                                                 ---------------
                 ENERGY - 7.55%
        14,825   Occidental Petroleum Corp. ..................           994,906
        13,434   Schlumberger, Ltd. ..........................           768,828
        28,953   Southwestern Energy Co. * ...................         1,258,587
                                                                 ---------------
                                                                       3,022,321
                                                                 ---------------
                 FOOD & STAPLES RETAILING - 3.01%
        24,228   Wal-Mart Stores, Inc. ...................             1,205,101
                                                                 ---------------
                 HEALTH CARE EQUIPMENT & SERVICES - 3.70%
        15,696   Stryker Corp. ...............................           603,354
        13,484   UnitedHealth Group, Inc. ....................           358,674
        11,179   WellPoint, Inc. * ...........................           520,606
                                                                 ---------------
                                                                       1,482,634
                                                                 ---------------
                 INSURANCE - 1.71%
        17,297   Chubb Corp. (The) ...........................           685,826
                                                                 ---------------
                 MATERIALS - 3.47%
         8,429   BHP Billiton, Ltd., SP ADR ..................           474,047
        12,484   Praxair, Inc.  ..............................           913,829
                                                                 ---------------
                                                                       1,387,876
                                                                 ---------------
                 PHARMACEUTICALS,
                 BIOTECHNOLOGY & LIFE SCIENCE - 9.65%
        23,733   Abbott Laboratories .........................         1,069,409
        21,868   Gilead Sciences, Inc. * .....................           942,511
         6,941   Johnson & Johnson ...........................           382,866
        12,945   Novartis AG, ADR ............................           518,059
        38,896   Schering-Plough Corp. .......................           949,062
                                                                 ---------------
                                                                       3,861,907
                                                                 ---------------
                 RETAILING - 10.22%
         6,002   AutoZone, Inc. * ............................           913,204
        14,927   Best Buy Co., Inc. ..........................           523,938
        25,809   Home Depot, Inc. (The) ......................           597,736
        15,700   J. C. Penney Co., Inc. ......................           409,613
         9,082   Kohl's Corp. * ..............................           385,713
        34,379   Limited Brands, Inc. ........................           430,081
        10,617   Ross Stores, Inc.  ..........................           415,762
         7,868   Sherwin-Williams Co., (The) .................           415,430
                                                                 ---------------
                                                                       4,091,477
                                                                 ---------------

    SHARES                                                            VALUE
--------------                                                   ---------------
                 SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT - 2.39%
        40,899   Marvell Technology Group, Ltd. * ............   $       467,476
        44,782   Taiwan Semiconductor
                 Manufacturing Co., Ltd., SP ADR                         489,915
                                                                 ---------------
                                                                         957,391
                                                                 ---------------
                 SOFTWARE & SERVICES - 23.09%
        51,110   Accenture, Ltd., Class A ....................         1,529,722
        41,385   Adobe Systems, Inc. * .......................         1,166,229
        26,098   BMC Software, Inc. * ........................           889,942
        15,797   Cognizant Technology Solutions Corp.,
                 Class A * ...................................           397,926
         2,266   Google, Inc., Class A * .....................           945,443
        65,064   Microsoft Corp ..............................         1,359,187
        13,760   NetEase.com, Inc., ADR * ....................           475,821
        79,252   Oracle Corp .................................         1,552,547
        59,370   Symantec Corp. * ............................           925,578
                                                                 ---------------
                                                                       9,242,395
                                                                 ---------------
                 TECHNOLOGY HARDWARE & EQUIPMENT - 14.24%
        13,949   Apple, Inc. * ...............................         1,894,414
        76,148   Cisco Systems, Inc. * .......................         1,408,738
        34,283   Hewlett-Packard Co. .........................         1,177,621
         6,890   International Business Machines Corp ........           732,269
        19,646   Western Digital Corp. * .....................           488,203
                                                                 ---------------
                                                                       5,701,245
                                                                 ---------------
                 TOTAL COMMON STOCKS
                 (Cost $42,173,777) ..........................        40,523,925
                                                                 ---------------
                 TOTAL INVESTMENTS - 101.23%
                 (Cost $42,173,777) ..........................        40,523,925
                                                                 ---------------
                 LIABILITIES IN EXCESS OF OTHER
                 ASSETS - (1.23)% ............................          (491,740)
                                                                 ---------------
                 NET ASSETS - 100.00% ........................   $    40,032,185
                                                                 ===============

----------
*      Non-income producing security

ADR    American Depositary Receipt

SP ADR Sponsored American Depositary Receipt

Summary of inputs used to value the Fund's net assets as of May 31, 2009 is as follows (See Note 2):

                                                INVESTMENTS
                                                     IN
VALUATION INPUTS                                 SECURITIES
----------------                                -----------
Level 1 - Quoted Prices                         $40,523,925
Level 2 - Other Significant Observable Inputs            --
Level 3 - Significant Unobservable Inputs                --
                                                -----------
TOTAL                                           $40,523,925
                                                ===========

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - MAY 31, 2009 (UNAUDITED)

                         INDUSTRY CONCENTRATION TABLE:
                            (% of Total Net Assets)

Software & Services .........................    23.09%
Technology Hardware & Equipment .............    14.24%
Capital Goods ...............................    12.33%
Retailing ...................................    10.22%
Pharmaceuticals, Biotechnology &
   Life Science                                   9.65%
Energy ......................................     7.55%
Other Common Stocks .........................     4.98%
Diversified Financials ......................     4.74%
Consumer Services ...........................     4.25%
Health Care Equipment & Services ............     3.70%
Materials ...................................     3.47%
Food & Staples Retailing ....................     3.01%
Liabilities in Excess of Other Assets .......    (1.23)%
                                                -------
Total .......................................   100.00%
                                                =======

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
MID-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

    SHARES                                                            VALUE
--------------                                                   ---------------
COMMON STOCKS - 99.11%
                 CAPITAL GOODS - 9.63%
        26,287   AMETEK, Inc. ................................   $       826,726
        21,928   Danaher Corp. ...............................         1,323,355
        22,181   Fluor Corp. .................................         1,042,063
        28,624   General Cable Corp. * .......................         1,094,582
        17,308   Grainger (W.W.), Inc. .......................         1,364,390
        18,803   Joy Global, Inc. ............................           648,139
        13,137   Precision Castparts Corp. ...................         1,084,722
        17,366   Roper Industries, Inc. ......................           746,391
         9,451   URS Corp. * .................................           454,404
                                                                 ---------------
                                                                       8,584,772
                                                                 ---------------
                 COMMERCIAL SERVICES & SUPPLIES - 1.85%
        32,941   Stericycle, Inc. * ..........................         1,646,391
                                                                 ---------------
                 CONSUMER DURABLES & APPAREL - 1.42%
        30,000   Garmin, Ltd. ................................           626,400
        16,730   Mohawk Industries, Inc. * ...................           640,257
                                                                 ---------------
                                                                       1,266,657
                                                                 ---------------
                 CONSUMER SERVICES - 3.77%
        35,451   Burger King Holdings, Inc. ..................           587,068
        27,408   Darden Restaurants, Inc. ....................           991,347
        46,243   Marriott International, Inc., Class A .......         1,080,236
        29,965   Weight Watchers International, Inc. ........            702,080
                                                                 ---------------
                                                                       3,360,731
                                                                 ---------------
                 DIVERSIFIED FINANCIALS - 4.70%
        11,087   IntercontinentalExchange, Inc. * ............         1,195,068
        43,652   NASDAQ OMX Group, Inc. (The) * ..............           921,494
        26,643   Northern Trust Corp. ........................         1,535,969
        13,237   T. Rowe Price Group, Inc. ...................           537,025
                                                                 ---------------
                                                                       4,189,556
                                                                 ---------------
                 ENERGY - 8.93%
        40,317   Cameron International Corp. * ...............         1,259,100
        12,839   CONSOL Energy, Inc. .........................           528,453
        29,289   Peabody Energy Corp. ........................           995,240
        57,173   Range Resources Corp. .......................         2,621,954
        30,822   Southwestern Energy Co. * ...................         1,339,832
        59,070   Weatherford International, Ltd. * ...........         1,222,749
                                                                 ---------------
                                                                       7,967,328
                                                                 ---------------
                 FOOD, BEVERAGE & TOBACCO - 3.34%
        10,399   Brown-Forman Corp., Class B .................           455,996
        22,924   H.J. Heinz Co. ..............................           838,560
        45,964   Hansen Natural Corp. * ......................         1,685,960
                                                                 ---------------
                                                                       2,980,516
                                                                 ---------------
                 HEALTH CARE EQUIPMENT & SERVICES - 14.63%
        26,618   Aetna, Inc. .................................           712,830
        11,559   DaVita, Inc. * ..............................           521,426
        40,079   Express Scripts, Inc. * .....................         2,567,060
        21,531   Humana, Inc. * ..............................           674,566
         8,051   Intuitive Surgical, Inc. * ..................         1,205,074
        28,057   Laboratory Corp. of America Holdings * ......         1,710,355
        33,767   Lincare Holdings, Inc. * ................ ...           735,445
        22,351   McKesson Corp. ..............................           919,744
        51,511   Psychiatric Solutions, Inc. * ...............           950,378
        19,223   Quest Diagnostic, Inc. ......................         1,003,825
        52,338   St. Jude Medical, Inc. * ................ ...         2,044,846
                                                                 ---------------
                                                                      13,045,549
                                                                 ---------------

    SHARES                                                            VALUE
--------------                                                   ---------------
                 HOUSEHOLD & PERSONAL PRODUCTS - 1.16%
        17,387   Chattem, Inc. * .............................   $     1,038,526
                                                                 ---------------
                 INSURANCE - 1.14%
        28,694   Aflac, Inc. .................................         1,018,637
                                                                 ---------------
                 MATERIALS - 2.06%
        15,171   Airgas, Inc. ................................           641,126
        68,821   Nalco Holding Co ............................         1,194,733
                                                                 ---------------
                                                                       1,835,859
                                                                 ---------------
                 MEDIA - 2.37%
        40,318   Liberty Global, Inc., Class A * .............           557,195
        64,377   Liberty Media Corp. - Entertainment,
                 Series A * ..................................         1,555,348
                                                                 ---------------
                                                                       2,112,543
                                                                 ---------------
                 PHARMACEUTICALS, BIOTECHNOLOGY &
                 LIFE SCIENCE - 3.15%
        23,832   Cephalon, Inc. * ............................         1,389,644
        33,941   Shire PLC, ADR ..............................         1,415,340
                                                                 ---------------
                                                                       2,804,984
                                                                 ---------------
                 RETAILING - 12.24%
        25,024   Advance Auto Parts, Inc. ....................         1,065,772
        12,481   AutoZone, Inc. * ............................         1,898,984
        33,707   Bed Bath & Beyond, Inc. * ...................           947,504
        54,826   Dick's Sporting Goods, Inc. * ...............           975,903
        23,067   Dollar Tree, Inc. * .........................         1,032,710
        29,516   GameStop Corp., Class A * ...................           736,424
        45,231   PetSmart, Inc. ..............................           920,903
         9,777   Priceline.com, Inc. * .......................         1,076,545
        76,603   TJX Cos., Inc. (The) ........................         2,260,555
                                                                 ---------------
                                                                      10,915,300
                                                                 ---------------
                 SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT - 5.63%
        69,467   Altera Corp .................................         1,182,328
        30,516   Linear Technology Corp ......................           714,380
        65,850   MEMC Electronic Materials, Inc. * ...........         1,270,247
        86,005   Microchip Technology, Inc. ..................         1,855,128
                                                                 ---------------
                                                                       5,022,083
                                                                 ---------------
                 SOFTWARE & SERVICES - 14.72%
        35,926   Alliance Data Systems Corp. * ..............          1,455,003
        40,150   ANSYS, Inc. * ..............................          1,198,879
        65,752   Cognizant Technology Solutions Corp.,
                 Class A * ...................................         1,656,293
        11,953   Equinix, Inc. * .............................           889,303
        64,837   Fidelity National Information
                 Services, Inc. ..............................         1,248,761
        52,397   Fiserv, Inc. * ..............................         2,219,537
        20,065   Global Payments, Inc. .......................           721,537
        31,336   McAfee, Inc. * ..............................         1,229,311
        32,645   Paychex, Inc. ...............................           893,494
        16,612   Sybase, Inc. * ..............................           540,388
        61,175   Western Union Co. ...........................         1,078,515
                                                                 ---------------
                                                                      13,131,021
                                                                 ---------------
                 TECHNOLOGY HARDWARE & EQUIPMENT - 2.29%
        18,150   Harris Corp. ................................           564,104
        59,753   Juniper Networks, Inc. * ....................         1,477,692
                                                                 ---------------
                                                                       2,041,796
                                                                 ---------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
MID-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - MAY 31, 2009 (UNAUDITED)

    SHARES                                                            VALUE
--------------                                                   ---------------
                 TELECOMMUNICATION SERVICES - 1.82%
        25,478   American Tower Corp., Class A * .............   $       811,984
        47,373   MetroPCS Communications, Inc. * .............           811,499
                                                                 ---------------
                                                                       1,623,483
                                                                 ---------------
                 TRANSPORTATION - 3.06%
        33,119   C. H. Robinson Worldwide, Inc. ..............         1,683,107
        27,614   Landstar System, Inc. .......................         1,049,332
                                                                 ---------------
                                                                       2,732,439
                                                                 ---------------
                 UTILITIES - 1.20%
        31,600   Questar Corp ................................         1,070,924
                                                                 ---------------
                 TOTAL COMMON STOCKS
                 (Cost $82,690,840) ..........................        88,389,095
                                                                 ---------------
                 TOTAL INVESTMENTS - 99.11%
                 (Cost $82,690,840) ..........................        88,389,095
                                                                 ---------------
                 OTHER ASSETS
                 NET OF LIABILITIES - 0.89% ..................           789,777
                                                                 ---------------
                 NET ASSETS - 100.00% ........................   $    89,178,872
                                                                 ===============

----------
*    Non-income producing security.

ADR  American Depositary Receipt

PLC  Public Limited Company

Summary of inputs used to value the Fund's net assets as of May 31, 2009 is as follows (See Note 2):

                                                INVESTMENTS IN
VALUATION INPUTS                                  SECURITIES
----------------                                --------------
Level 1 - Quoted Prices                           $88,389,095
Level 2 - Other Significant Observable Inputs              --
Level 3 - Significant Unobservable Inputs                  --
                                                  -----------
TOTAL                                             $88,389,095
                                                  ===========

                          INDUSTRY CONCENTRATION TABLE:
                             (% of Total Net Assets)

Other Common Stocks .........................    15.31%
Software & Services .........................    14.72%
Health Care Equipment & Services ............    14.63%
Retailing ...................................    12.24%
Capital Goods ...............................     9.63%
Energy ......................................     8.93%
Semiconductor & Semiconductor Equipment .....     5.63%
Diversified Financials ......................     4.70%
Consumer Services ...........................     3.77%
Food Beverage & Tobacco .....................     3.34%
Pharmaceuticals, Biotechnology &
   Life Science..............................     3.15%
Transportation ..............................     3.06%
Other Assets Net of Liabilities .............     0.89%
                                                ------
Total .......................................   100.00%
                                                ======

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
MULTI-CAP GLOBAL VALUE FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

     SHARES                                                           VALUE
---------------                                                  ---------------
FOREIGN COMMON STOCKS - 65.69%
                  DENMARK - 1.85%
            383   Alk-Abello A/S + ...........................   $        30,149
                                                                 ---------------
                  FINLAND - 11.03%
          7,850   Nokia Oyj + ................................           120,471
          3,116   Nokian Renkaat Oyj + .......................            59,379
                                                                 ---------------
                                                                         179,850
                                                                 ---------------
                  FRANCE - 2.32%
            850   Accor S.A. + ...............................            37,934
                                                                 ---------------
                  GERMANY - 5.52%
          1,221   Adidas AG + ................................            44,808
          1,250   Bayerische Motoren Werke AG + ..............            45,190
                                                                 ---------------
                                                                          89,998
                                                                 ---------------
                  IRELAND - 2.11%
         36,369   Anglo Irish Bank Corp., PLC ................                --
          1,181   Ryanair Holdings PLC, SP ADR * .............            34,391
                                                                 ---------------
                                                                          34,391
                                                                 ---------------
                  MEXICO - 5.98%
          1,200   America Movil SAB de C.V., ADR, Series L ...            45,996
          2,900   Grupo Televisia S.A., SP ADR ...............            51,562
                                                                 ---------------
                                                                          97,558
                                                                 ---------------
                  SWITZERLAND - 31.06%
          2,010   Aryzta AG + * ..............................            58,792
            300   Kuehne & Nagel International AG,
                     Registered Shares + .....................            25,100
          4,250   Nestle SA, Registered Shares + .............           154,755
          1,350   Novartis AG, Registered Shares + ...........            54,022
            800   Roche Holding AG + .........................           109,540
          1,050   Schindler Holding AG, Participation
                  Certificates + .............................            62,981
            400   Synthes, Inc. + ............................            41,191
                                                                 ---------------
                                                                         506,381
                                                                 ---------------
                  UNITED KINGDOM - 5.82%
          2,600   Diageo PLC + ...............................            35,609
          9,968   Tesco PLC + ................................            59,234
                                                                 ---------------
                                                                          94,843
                                                                 ---------------
                  TOTAL FOREIGN COMMON STOCKS
                  (Cost $1,185,678) ..........................         1,071,104
                                                                 ---------------
COMMON STOCKS - 30.99%
                  CAPITAL GOODS - 5.70%
            700   3M Co ......................................            39,970
          1,250   Rockwell Collins, Inc. .....................            53,025
                                                                 ---------------
                                                                          92,995
                                                                 ---------------
                  FOOD & STAPLES RETAILING - 0.89%
            300   Costco Wholesale Corp ......................            14,556
                                                                 ---------------
                  HEALTH CARE EQUIPMENT & SERVICES - 6.15%
          1,944   Kinetic Concepts, Inc. * ...................            50,408
          1,450   Medtronic, Inc. ............................            49,807
                                                                 ---------------
                                                                         100,215
                                                                 ---------------
                  INSURANCE - 2.86%
          1,750   Willis Group Holdings, Ltd. ................            46,603
                                                                 ---------------

     SHARES                                                           VALUE
---------------                                                  ---------------
                  PHARMACEUTICALS, BIOTECHNOLOGY &
                  LIFE SCIENCE - 2.44%
            900   Allergan, Inc. .............................   $        39,717
                                                                 ---------------
                  SEMICONDUCTORS &
                  SEMICONDUCTOR EQUIPMENT - 2.40%
          2,300   Altera Corp ................................            39,146
                                                                 ---------------
                  SOFTWARE & SERVICES - 6.41%
          5,000   Microsoft Corp. ............................           104,450
                                                                 ---------------
                  TECHNOLOGY HARDWARE & EQUIPMENT - 4.14%
          3,650   Cisco Systems, Inc. * ......................            67,525
                                                                 ---------------
                  TOTAL COMMON STOCKS
                  (Cost $458,435) ............................           505,207
                                                                 ---------------
                  TOTAL INVESTMENTS - 96.68%
                  (Cost $1,644,113) ..........................         1,576,311
                                                                 ---------------
                  OTHER ASSETS
                  NET OF LIABILITIES - 3.32% .................            54,101
                                                                 ---------------
                  NET ASSETS - 100.00% .......................   $     1,630,412
                                                                 ===============

----------
+ Security is being fair valued pursuant to fair value procedures adopted by the Board of Trustees. The aggregate market value of these securities are $939,155 or 57.60% of the net assets. (See Note 2)

*    Non-income producing security.

ADR    American Depositary Receipt

PLC    Public Limited Company

SP ADR Sponsored American Depositary Receipt

Summary of inputs used to value the Fund's net assets as of May 31, 2009 is as follows (See Note 2):

                                                INVESTMENTS IN
VALUATION INPUTS                                  SECURITIES
----------------                                --------------
Level 1 - Quoted Prices                           $  637,156
Level 2 - Other Significant Observable Inputs        939,155
Level 3 - Significant Unobservable Inputs                 --
                                                  ----------
TOTAL                                             $1,576,311
                                                  ==========

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
MULTI-CAP GLOBAL VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - MAY 31, 2009 (UNAUDITED)

                              FOREIGN COMMON STOCK
                         INDUSTRY CONCENTRATION TABLE:
                            (% of Total Net Assets)

Food, Beverages & Tobacco ......................    15.28%
Pharmaceuticals, Biotechnology & Life Science ..    11.88%
Technology Hardware & Equipment ................     7.39%
Automobile & Components ........................     6.41%
Capital Goods ..................................     3.86%
Transportation .................................     3.65%
Food & Staples Retailing .......................     3.63%
Media ..........................................     3.16%
Telecommunication Services .....................     2.82%
Consumer Durables & Apparel ....................     2.75%
Health Care Equipment & Services ...............     2.53%
Consumer Services ..............................     2.33%
                                                    -----
Total ..........................................    65.69%
                                                    =====

                                ALL COMMON STOCK
                          INDUSTRY CONCENTRATION TABLE:
                             (% of Total Net Assets)

Food, Beverage & Tobacco .......................    15.28%
Pharmaceuticals, Biotechnology & Life Science ..    14.32%
Other Common Stocks ............................    13.16%
Technology Hardware & Equipment ................    11.53%
Capital Goods ..................................     9.57%
Health Care Equipment & Services ...............     8.67%
Automobile & Components ........................     6.41%
Software & Services ............................     6.40%
Food & Staples Retailing .......................     4.53%
Transportation .................................     3.65%
Media ..........................................     3.16%
Other Assets Net of Liabilities ................     3.32%
                                                   ------
Total ..........................................   100.00%
                                                   ======

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

     SHARES                                                           VALUE
---------------                                                  ---------------
                  FOREIGN COMMON STOCKS - 109.44%
                  AUSTRALIA - 3.36%
          5,129   BHP Billiton, Ltd. + .......................   $       144,123
                                                                 ---------------
                  BRAZIL - 0.90%
            343   Banco Bradesco S.A., Preferred Shares ......             5,207
            585   Companhia Energetica de Minas Gerais,
                     SP ADR ..................................             7,740
            276   Empresa Brasileira de Aeronautica S.A.,
                     ADR .....................................             5,294
            400   Natura Cosmeticos S.A. .....................             5,156
            207   Petroleo Brasileiro S.A., ADR ..............             9,114
            325   Vale S.A., SP ADR ..........................             6,224
                                                                 ---------------
                                                                          38,735
                                                                 ---------------
                  CANADA - 1.11%
            863   EnCana Corp. ...............................            47,428
                                                                 ---------------
                  CHINA - 0.84%
         22,000   China Construction Bank, Class H + .........            14,360
          7,500   China COSCO Holdings Co., Ltd., Class H + ..            10,456
         17,000   Soho China, Ltd. + .........................            10,977
                                                                 ---------------
                                                                          35,793
                                                                 ---------------
                  EGYPT - 0.19%
            267   Orascom Telecom Holding SAE, GDR + .........             7,942
                                                                 ---------------
                  FINLAND - 1.96%
          5,469   Nokia Oyj + ................................            83,931
                                                                 ---------------
                  FRANCE - 8.97%
          3,262   Credit Agricole S.A. + .....................            48,186
          1,466   Publicis Groupe + ..........................            47,824
          1,454   Sanofi-Aventis + ...........................            92,801
            854   Societe Generale + .........................            50,108
          1,752   Total S.A., SP ADR .........................           101,003
            276   Unibail-Rodamco + ..........................            44,540
                                                                 ---------------
                                                                         384,462
                                                                 ---------------
                  GERMANY - 4.36%
          1,648   BASF AG + ..................................            69,891
          1,091   Bayerische Motoren Werke AG + ..............            39,442
          1,146   E.On AG + ..................................            40,678
            260   Muenchener Rueckversicherungs-
                     Gesellschaft AG + .......................            36,721
                                                                 ---------------
                                                                         186,732
                                                                 ---------------
                  HONG KONG - 7.06%
          6,000   Cheung Kong Holdings, Ltd. + ...............            74,763
         11,720   CNOOC, Ltd. + ..............................            15,687
         34,000   Denway Motors, Ltd. + ......................            16,567
         14,700   Esprit Holdings, Ltd. + ....................            94,039
         14,400   Hutchinson Whampoa, Ltd. + .................           101,672
                                                                 ---------------
                                                                         302,728
                                                                 ---------------
                  INDIA - 0.29%
            155   State Bank of India, GDR + .................            12,391
                                                                 ---------------
                  INDONESIA - 0.52%
          5,500   PT Astra International TBK + ...............            11,195
         15,000   PT Telekomunikasi Indonesia TBK,
                  Series B Shares + ..........................            11,042
                                                                 ---------------
                                                                          22,237
                                                                 ---------------

     SHARES                                                           VALUE
---------------                                                  ---------------
                  ISRAEL - 0.20%
          1,486   Makhteshim-Agan Industries, Ltd. + .........   $         8,591
                                                                 ---------------
                  ITALY - 2.16%
          1,911   Eni SpA, SP ADR ............................            92,645
                                                                 ---------------
                  JAPAN - 32.00%
          3,500   Canon, Inc. + ..............................           116,121
            600   East Japan Railway Co. + ...................            35,823
          4,800   FUJIFILM Holdings Corp. + ..................           138,839
          3,600   Mitsubishi Corp. + .........................            68,601
         25,100   Mitsubishi UFJ Financial Group, Inc. + .....           159,271
          1,800   Murata Manufacturing Co., Ltd. + ...........            76,174
          1,798   Nippon Telegraph & Telephone Corp. + .......            74,831
         16,800   Nissan Motor Co., Ltd. + ...................           101,338
          4,500   NOK Corp. + ................................            57,747
             49   NTT DoCoMo, Inc. + .........................            73,397
          2,400   Seven & I Holdings Co., Ltd. + .............            58,327
            280   SMC Corp. + ................................            29,796
          3,100   Sony Corp. + ...............................            81,176
         24,000   Sumitomo Chemical Co., Ltd. + ..............           105,324
          2,200   Takeda Pharmaceutical Co., Ltd. + ..........            87,501
          1,200   Tokyo Electron, Ltd. + .....................            55,041
          1,300   Toyota Motor Corp. + .......................            51,838
                                                                 ---------------
                                                                       1,371,145
                                                                 ---------------
                  MEXICO - 0.52%
          3,300   America Movil S.A.B. de C.V., Class L ......             6,311
          4,808   Cemex S.A.B. de C.V., CPO ..................             4,669
            108   Fomento Economico Mexicano,
                     S.A.B. de C.V., SP ADR ..................             3,531
          3,300   Grupo Financiero Banorte S.A.B. de C.V .....             7,766
                                                                 ---------------
                                                                          22,277
                                                                 ---------------
                  NETHERLANDS - 8.39%
          3,571   Heineken NV + ..............................           128,008
          3,283   Koninklijke Royal Philips Electronics
                     N.V. + ..................................            62,067
          4,083   TNT NV + ...................................            80,636
          3,701   Unilever NV + ..............................            88,998
                                                                 ---------------
                                                                         359,709
                                                                 ---------------
                  NORWAY - 0.84%
          1,700   StatoilHydro ASA + .........................            35,903
                                                                 ---------------
                  RUSSIA - 0.52%
            530   Gazprom OAO, SP ADR ........................            12,227
            192   LUKOIL, SP ADR .............................            10,128
                                                                 ---------------
                                                                          22,355
                                                                 ---------------
                  SOUTH AFRICA - 0.98%
          1,916   Barloworld, Ltd. + .........................             8,962
            283   Sasol, Ltd. + ..............................            10,729
          1,021   Standard Bank Group, Ltd. + ................            10,637
          7,206   Steinhoff International Holdings, Ltd. + ...            11,798
                                                                 ---------------
                                                                          42,126
                                                                 ---------------
                  SOUTH KOREA - 1.45%
            174   Daelim Industrial Co., Ltd. + ..............             8,539
            128   Hyundai Mobis + ............................            12,073
             75   LG Electronics, Inc. + .....................             7,230
             36   Lotte Shopping Co., Ltd. + .................             6,937
             43   POSCO + ....................................            14,396
             29   Samsung Electronics Co., Ltd. + ............            12,968
                                                                 ---------------
                                                                          62,143
                                                                 ---------------

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - MAY 31, 2009 (UNAUDITED)

     SHARES                                                           VALUE
---------------                                                  ---------------
                  SPAIN - 3.34%
          9,189   Banco Santander SA + .......................   $        97,628
          2,026   Repsol YPF SA, SP ADR ......................            45,565
                                                                 ---------------
                                                                         143,193
                                                                 ---------------
                  SWEDEN - 1.26%
          5,821   Telefonaktiebolaget LM Ericsson,
                     Class B + ...............................            53,934
                                                                 ---------------
                  SWITZERLAND - 7.24%
          1,007   Credit Suisse Group + ......................            45,196
          1,150   Holcim Ltd., Registered Shares + ...........            60,922
            752   Novartis AG, Registered Shares + ...........            30,092
            276   Swisscom AG, Registered Shares + ...........            81,819
            492   Zurich Financial Services AG + .............            92,079
                                                                 ---------------
                                                                         310,108
                                                                 ---------------
                  TAIWAN - 0.66%
            557   AU Optronics Corp., SP ADR .................             5,787
              1   Chinatrust Financial Holding Co., Ltd. + ...                 1
          1,367   HTC Corp. + ................................            22,316
                                                                 ---------------
                                                                          28,104
                                                                 ---------------
                  THAILAND - 0.58%
          2,500   Bangkok Bank Public Co., Ltd. + ............             6,439
            800   Banpu Public Co., Ltd. + ...................             7,481
          1,800   PTT Public Co., Ltd. .......................            10,807
                                                                 ---------------
                                                                          24,727
                                                                 ---------------
                  TURKEY - 0.40%
            685   Tupras Turkiye Petrol Rafinerileri A.S. + ..             8,538
          2,501   Turkiye Is Bankasi, Class C + ..............             8,602
                                                                 ---------------
                                                                          17,140
                                                                 ---------------
                  UNITED KINGDOM - 19.34%
          1,354   AstraZeneca PLC + ..........................            56,495
         13,483   BAE Systems PLC + ..........................            75,047
          8,952   BP PLC + ...................................            74,000
         22,454   Centrica PLC + .............................            89,665
          2,358   GlaxoSmithKline PLC, ADR ...................            79,488
          9,224   HSBC Holdings PLC + ........................            83,551
          3,247   Imperial Tobacco Group PLC + ...............            84,465
          8,089   National Grid PLC + ........................            78,434
          2,179   Royal Dutch Shell PLC, ADR .................           118,930
         47,193   Vodafone Group PLC + .......................            88,782
                                                                 ---------------
                                                                         828,857
                                                                 ---------------
                  TOTAL FOREIGN COMMON STOCKS
                  (Cost $4,897,218) ..........................         4,689,459
                                                                 ---------------
                  TOTAL INVESTMENTS - 109.44%
                  (Cost $4,897,218) ..........................         4,689,459
                                                                 ---------------
                  LIABILITIES IN EXCESS OF OTHER
                  ASSETS - (9.44)% ...........................          (404,566)
                                                                 ---------------
                  NET ASSETS - 100.00% .......................   $     4,284,893
                                                                 ===============

----------
+ Security is being fair valued pursuant to fair value procedures adopted by the Board of Trustees. The aggregate market value of these securities are $4,104,439 or 95.79% of the net assets. (See Note 2)

ADR    American Depositary Receipt

CPO    Ordinary Participation Certificate

GDR    Global Depositary Receipt

PLC    Public Limited Company

SP ADR Sponsored American Depositary Receipt

Summary of inputs used to value the Fund's net assets as of May 31, 2009 is as follows (See Note 2):

                                                INVESTMENTS IN
VALUATION INPUTS                                  SECURITIES
----------------                                --------------
Level 1 - Quoted Prices                           $  585,019
Level 2 - Other Significant Observable Inputs      4,104,440
Level 3 - Significant Unobservable Inputs                 --
                                                  ----------
TOTAL                                             $4,689,459
                                                  ==========

                         INDUSTRY CONCENTRATION TABLE:
                             (% of Total Net Assets)

Energy .........................................    14.01%
Banks ..........................................    11.77%
Technology Hardware & Equipment ................    11.60%
Materials ......................................     9.66%
Capital Goods ..................................     8.40%
Pharmaceuticals, Biotechnology & Life Science ..     8.08%
Telecommunication Services .....................     8.03%
Food, Beverage & Tobacco .......................     7.12%
Automobiles & Components .......................     6.77%
Utilities ......................................     5.05%
Real Estate ....................................     3.04%
Insurance ......................................     3.01%
Transportation .................................     2.96%
Retailing ......................................     2.36%
Consumer Durables & Apparel ....................     2.34%
Semiconductors & Semiconductor Equipment .......     1.59%
Food & Staples Retailing .......................     1.36%
Media ..........................................     1.12%
Diversified Financials .........................     1.05%
Household & Personal Products ..................     0.12%
Liabilities in Excess of Other Assets ..........    (9.44)%
                                                   ------
Total ..........................................   100.00%
                                                   ======

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

    SHARES                                                            VALUE
--------------                                                   ---------------
COMMON STOCKS - 98.71%
                 BANKS - 1.42%
        85,260   Wells Fargo & Co. ...........................   $     2,174,130
                                                                 ---------------
                 CAPITAL GOODS - 7.31%
        40,470   Danaher Corp. ...............................         2,442,364
        38,416   General Dynamics Corp. ......................         2,185,870
       265,211   General Electric Co. ........................         3,575,044
        56,676   United Technologies Corp. ...................         2,981,724
                                                                 ---------------
                                                                      11,185,002
                                                                 ---------------
                 CONSUMER DURABLES & APPAREL - 3.05%
        35,388   Nike, Inc., Class B .........................         2,018,885
        46,601   VF Corp. ....................................         2,647,869
                                                                 ---------------
                                                                       4,666,754
                                                                 ---------------
                 CONSUMER SERVICES - 1.22%
        51,545   Darden Restaurants, Inc. ....................         1,864,383
                                                                 ---------------
                 DIVERSIFIED FINANCIALS - 9.19%
       188,032   Bank of America Corp. .......................         2,119,121
       126,104   Bank of New York Mellon Corp. ...............         3,503,169
         9,046   CME Group, Inc. .............................         2,909,555
        85,939   JPMorgan Chase & Co. ........................         3,171,149
       110,785   MSCI, Inc., Class A * .......................         2,356,397
                                                                 ---------------
                                                                      14,059,391
                                                                 ---------------
                 ENERGY - 6.13%
        40,248   Devon Energy Corp. ..........................         2,545,284
        65,645   Peabody Energy Corp. ........................         2,230,617
       119,069   Williams Cos., Inc. (The) ...................         1,997,978
        61,008   XTO Energy, Inc. ............................         2,609,312
                                                                 ---------------
                                                                       9,383,191
                                                                 ---------------
                 FOOD & STAPLES RETAILING - 5.50%
       172,190   CVS Caremark Corp. ..........................         5,131,262
       110,325   Walgreen Co. ................................         3,286,582
                                                                 ---------------
                                                                       8,417,844
                                                                 ---------------
                 FOOD, BEVERAGE & TOBACCO - 5.03%
       108,130   H.J. Heinz Co. ..............................         3,955,395
        71,875   PepsiCo, Inc. ...............................         3,741,094
                                                                 ---------------
                                                                       7,696,489
                                                                 ---------------
                 HEALTH CARE EQUIPMENT & SERVICES - 6.82%
       108,210   Aetna, Inc. .................................         2,897,864
        38,297   Express Scripts, Inc. * .....................         2,452,923
        27,932   Laboratory Corp. of America Holdings * ......         1,702,735
        53,155   Stryker Corp. ...............................         2,043,278
        50,500   UnitedHealth Group, Inc. ....................         1,343,300
                                                                 ---------------
                                                                      10,440,100
                                                                 ---------------
                 HOUSEHOLD & PERSONAL PRODUCTS - 2.53%
        74,425   Procter & Gamble Co. (The) ..................         3,865,635
                                                                 ---------------
                 MATERIALS - 5.10%
       171,451   Nalco Holding Co. ...........................         2,976,389
        51,900   Pactiv Corp. * ..............................         1,162,560
        50,135   Praxair, Inc. ...............................         3,669,882
                                                                 ---------------
                                                                       7,808,831
                                                                 ---------------

    SHARES                                                            VALUE
--------------                                                   ---------------
                 MEDIA - 3.79%
        93,261   Comcast Corp., Class A ......................   $     1,284,204
        53,884   Liberty Global, Inc., Class A * .............           744,677
       125,440   McGraw-Hill Cos., Inc. (The) ................         3,774,490
                                                                 ---------------
                                                                       5,803,371
                                                                 ---------------
                 PHARMACEUTICALS, BIOTECHNOLOGY
                 & LIFE SCIENCE - 6.17%
        43,431   Abbott Laboratories .........................         1,957,001
       247,660   Pfizer, Inc. ................................         3,761,955
        65,455   Schering-Plough Corp. .......................         1,597,102
        47,570   Wyeth .......................................         2,133,990
                                                                 ---------------
                                                                       9,450,048
                                                                 ---------------
                 REAL ESTATE - 1.44%
        72,578   Ventas, Inc., REIT ..........................         2,203,468
                                                                 ---------------
                 RETAILING - 3.81%
        38,902   Advance Auto Parts, Inc. ....................         1,656,836
        76,752   Lowe's Cos., Inc. ...........................         1,459,056
        69,015   Target Corp. ................................         2,712,290
                                                                 ---------------
                                                                       5,828,182
                                                                 ---------------
                 SOFTWARE & SERVICES - 13.05%
        59,552   Accenture, Ltd., Class A ....................         1,782,391
        86,500   Automatic Data Processing, Inc. .............         3,287,865
        60,387   Fiserv, Inc. * ..............................         2,557,993
        60,195   Metavante Technologies, Inc. * ..............         1,544,002
       124,295   Microsoft Corp. .............................         2,596,523
       188,234   Oracle Corp. ................................         3,687,504
       256,100   Western Union Co. ...........................         4,515,043
                                                                 ---------------
                                                                      19,971,321
                                                                 ---------------
                 TECHNOLOGY HARDWARE & EQUIPMENT - 4.99%
       167,840   Cisco Systems, Inc. * .......................         3,105,040
        82,751   Hewlett-Packard Co. .........................         2,842,497
        15,888   International Business Machines Corp. .......         1,688,577
                                                                 ---------------
                                                                       7,636,114
                                                                 ---------------
                 TELECOMMUNICATION SERVICES - 3.06%
       105,734   AT&T Inc. ...................................         2,621,146
        70,332   Verizon Communications, Inc. ................         2,057,914
                                                                 ---------------
                                                                       4,679,060
                                                                 ---------------
                 TRANSPORTATION - 0.92%
        37,726   Norfolk Southern Corp. ......................         1,403,407
                                                                 ---------------
                 UTILITIES - 8.18%
        48,558   Equitable Resources, Inc. ...................         1,811,699
        68,793   Exelon Corp. ................................         3,302,752
        53,000   FPL Group, Inc. .............................         2,996,090
        75,695   ONEOK, Inc. .................................         2,217,863
        64,775   Questar Corp. ...............................         2,195,225
                                                                 ---------------
                                                                      12,523,629
                                                                 ---------------
                 TOTAL COMMON STOCKS
                 (Cost $158,584,038) .........................       151,060,350
                                                                 ---------------

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - MAY 31, 2009 (UNAUDITED)

    SHARES                                                            VALUE
--------------                                                   ---------------
INVESTMENT COMPANY - 1.63%
     2,488,170   SSgA Prime Money Market Fund ................   $     2,488,170
                                                                 ---------------
                 TOTAL INVESTMENT COMPANY
                 (Cost $2,488,170) ...........................         2,488,170
                                                                 ---------------
                 TOTAL INVESTMENTS - 100.34%
                 (Cost $161,072,208) .........................       153,548,520
                                                                 ---------------
                 LIABILITIES IN EXCESS OF
                 OTHER ASSETS - (0.34)% ......................          (519,103)
                                                                 ---------------
                 NET ASSETS - 100.00% ........................   $   153,029,417
                                                                 ===============

----------
*    Non-income producing security.

REIT Real Estate Investment Trust

Summary of inputs used to value the Fund's net assets as of May 31, 2009 is as follows (See Note 2):

                                                 INVESTMENTS
VALUATION INPUTS                                IN SECURITIES
----------------                                -------------
Level 1 - Quoted Prices                          $153,548,520
Level 2 - Other Significant Observable Inputs              --
Level 3 - Significant Unobservable Inputs                  --
                                                 ------------
TOTAL                                            $153,548,520
                                                 ============

                         INDUSTRY CONCENTRATION TABLE:
                             (% of Total Net Assets)

Software & Services ...............................    13.05%
Diversified Financials ............................     9.19%
Utilities .........................................     8.18%
Other Common Stocks ...............................     7.53%
Capital Goods .....................................     7.31%
Health Care Equipment & Service ...................     6.82%
Pharmaceuticals, Biotechnology & Life Science .....     6.17%
Energy ............................................     6.13%
Food & Staples Retailing ..........................     5.50%
Materials .........................................     5.10%
Food, Beverage & Tobacco ..........................     5.03%
Technology Hardware & Equipment ...................     4.99%
Retailing .........................................     3.81%
Media .............................................     3.79%
Telecommunication Services ........................     3.06%
Consumer Durables & Apparel .......................     3.05%
Other Assets Net of Liabilities ...................     1.29%
                                                      ------
Total .............................................   100.00%
                                                      ======

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       THIS PAGE LEFT INTENTIONALLY BLANK

ATLANTIC WHITEHALL FUNDS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
MAY 31, 2009 (UNAUDITED)

                                                                                   MULTI-CAP
                                                                     MID-CAP        GLOBAL
                                                     GROWTH FUND   GROWTH FUND    VALUE FUND
                                                     -----------   -----------   ------------
ASSETS:
Investments:
   Investments at cost ...........................   $42,173,777   $82,690,840   $  1,644,113
   Net unrealized appreciation (depreciation) ....    (1,649,852)    5,698,255        (67,802)
                                                     -----------   -----------   ------------
   Total investments at value ....................    40,523,925    88,389,095      1,576,311
                                                     -----------   -----------   ------------
Foreign currency at value (cost $495) ............            --            --             --
Receivables:
   Investments sold ..............................       389,786     2,518,036        169,462
   Fund shares sold ..............................        14,144        52,674             --
   Dividends and interest ........................        61,408        70,709          9,546
   Dividend reclaims .............................            --            --         99,319
   From Investment Advisor .......................            --            --          2,334
Other assets .....................................         2,935        11,051          1,457
                                                     -----------   -----------   ------------
   Total Assets ..................................    40,992,198    91,041,565      1,858,429
                                                     -----------   -----------   ------------
LIABILITIES:
Payables:
   Due to Custodian ..............................       215,336     1,543,516         87,316
   Investments purchased .........................            --            --         11,033
   Fund shares repurchased .......................       679,834       172,666        104,546
   Advisory fees (Note 3) ........................         8,220        42,285             --
   Administration fees (Note 4) ..................         5,250        11,679          2,301
   Audit fees ....................................         2,946         9,386          1,040
   Legal fees ....................................        16,511        38,048            984
   Custodian fees ................................           960         6,241         10,693
   Transfer Agent fees (Note 4) ..................         6,592         5,672          2,188
   Trustees fees (Note 5) ........................         4,040         9,041            257
   Distribution fees (Note 4) ....................         2,018            --             --
   Printing fees .................................        15,587        15,315          2,481
Accrued expenses and other payables ..............         2,719         8,844          5,178
                                                     -----------   -----------   ------------
   Total Liabilities .............................       960,013     1,862,693        228,017
                                                     -----------   -----------   ------------
NET ASSETS .......................................   $40,032,185   $89,178,872   $  1,630,412
                                                     ===========   ===========   ============
NET ASSETS CONSIST OF:
Par value ........................................   $     6,293   $    12,074   $        265
Paid-in capital in excess of par value ...........    51,341,763    77,790,938     20,209,555
Accumulated undistributed (distribution in
   excess of) net investment income ..............       109,948      (181,093)        34,820
Accumulated net realized gain (loss) on
   investments sold and foreign currency
   transactions ..................................    (9,775,967)    5,858,698    (18,549,954)
Net unrealized appreciation (depreciation) on
   investments and translation of assets and
   liabilities denominated in foreign
   currency ......................................    (1,649,852)    5,698,255        (64,274)
                                                     -----------   -----------   ------------
TOTAL NET ASSETS .................................   $40,032,185   $89,178,872   $  1,630,412
                                                     ===========   ===========   ============
DISTRIBUTOR CLASS:
   Net Assets ....................................   $ 9,740,833   $        --   $         --
   Shares of beneficial interest outstanding
      (unlimited authorization) ..................     1,550,140            --             --
                                                     ===========   ===========   ============
   Net asset value, offering and redemption
      price per share (Net Assets/Shares
      Outstanding) ...............................   $      6.28   $        --   $         --
                                                     ===========   ===========   ============
INSTITUTIONAL CLASS:
   Net Assets ....................................   $30,291,352   $89,178,872   $  1,630,412
   Shares of beneficial interest outstanding
      (unlimited authorization) ..................     4,742,960    12,073,513        264,586
                                                     ===========   ===========   ============
   Net asset value, offering and redemption
      price per share (Net Assets/Shares
      Outstanding) ...............................   $      6.39   $      7.39   $       6.16
                                                     ===========   ===========   ============


                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL      EQUITY
     FUND        INCOME FUND
-------------   ------------


$  4,897,218    $161,072,208
    (207,759)     (7,523,688)
------------    ------------
   4,689,459     153,548,520
------------    ------------
         496              --

   1,438,665              --
          --         556,500
      79,002         225,238
     131,068              --
       3,199              --
       3,091          10,707
------------    ------------
   6,344,980     154,340,965
------------    ------------


   1,951,540              --
          --              --
      52,748       1,152,317
          --          30,835
       7,307          18,573
       2,300          10,579
       5,056          44,525
      27,891           3,226
       2,998           5,594
         840          14,780
          --              --
       3,467          21,008
       5,940          10,111
------------    ------------
   2,060,087       1,311,548
------------    ------------
$  4,284,893    $153,029,417
============    ============

$        581    $     20,259
  33,612,288     178,966,811

     205,274         665,477


 (29,325,180)    (19,099,442)



    (208,070)     (7,523,688)
------------    ------------
$  4,284,893    $153,029,417
============    ============

$         --    $         --

          --              --
============    ============


$         --    $         --
============    ============

$  4,284,893    $153,029,417

     580,880      20,258,995
============    ============


$       7.38    $       7.55
============    ============

               SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 2009 (UNAUDITED)

                                                                                   MULTI-CAP
                                                                     MID-CAP        GLOBAL
                                                     GROWTH FUND   GROWTH FUND    VALUE FUND
                                                     -----------   -----------   ------------
INVESTMENT INCOME:
   Dividends .....................................   $   345,198   $  442,924    $     78,347
   Less: foreign taxes withheld ..................        (3,329)          --          (8,559)
                                                     -----------   ----------    ------------
   Total investment income .......................       341,869      442,924          69,788
                                                     -----------   ----------    ------------
EXPENSES:
   Advisory fees (Note 3) ........................       170,193      408,028          26,698
   Administration fees (Note 4) ..................        28,515       69,188          11,871
   Distribution fees (Note 4) ....................        11,768           --              --
   Custody fees ..................................         4,033       29,735          28,562
   Transfer agent fees (Note 4) ..................        29,252       28,222           7,226
   Registration and filing fees ..................         7,500        4,350           6,700
   Audit fees ....................................         2,164        8,711           4,568
   Legal fees ....................................        52,940      117,640           9,819
   Printing fees .................................        18,575       13,237             826
   Trustees fees (Note 5) ........................        12,467       17,672           1,213
   Miscellaneous fees ............................        12,927       20,255           4,599
                                                     -----------   ----------    ------------
   Total expenses ................................       350,334      717,038         102,082
   Less expenses reimbursed ......................      (114,883)     (93,021)        (63,523)
                                                     -----------   ----------    ------------
   Net expenses ..................................       235,451      624,017          38,559
                                                     -----------   ----------    ------------
NET INVESTMENT INCOME (LOSS) .....................       106,418     (181,093)         31,229
                                                     -----------   ----------    ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain (loss) on investment
      transactions ...............................    (7,915,617)   6,357,293     (17,371,299)
   Net realized gain (loss) on foreign currency
      transactions ...............................            --           --          17,056
   Net change in unrealized appreciation on
      investments (a) ............................     9,738,247    2,347,605      17,423,208
   Net change in unrealized appreciation on
      translation of assets and liabilities
      denominated in foreign currency ............            --           --          17,882
                                                     -----------   ----------    ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ..     1,822,630    8,704,898          86,847
                                                     -----------   ----------    ------------
NET INCREASE IN NET ASSETS RESULTING FROM
      OPERATIONS .................................   $ 1,929,048   $8,523,805    $    118,076
                                                     ===========   ==========    ============

----------
(a) Change in unrealized appreciation / depreciation on securities for the International Fund are net of decreases in deferred foreign capital gains tax of $8,428.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL      EQUITY
     FUND       INCOME FUND
-------------   ------------

$    328,113    $  1,666,067
     (38,120)             --
------------    ------------
     289,993       1,666,067
------------    ------------

      88,977         560,013
      27,713          91,289
          --              --
      66,983          16,301
      11,423          37,899
       6,250           4,500
       5,071           5,962
      26,512         143,935
       2,008          15,208
       3,153          40,652
       9,914          22,511
------------    ------------
     248,004         938,270
    (131,983)       (201,375)
------------    ------------
     116,021         736,895
------------    ------------
     173,972         929,172
------------    ------------

 (25,976,332)    (12,581,513)

     (10,688)             --

  27,262,167      23,879,302

      18,777              --
------------    ------------


   1,293,924      11,297,789
------------    ------------
$  1,467,896    $ 12,226,961
============    ============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                  MID-CAP
                                                                                                  GROWTH
                                                             GROWTH FUND                           FUND
                                                   -------------------------------   --------------------------------
                                                   SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED     YEAR ENDED
                                                     MAY 31, 2009     NOVEMBER 30,     MAY 31, 2009      NOVEMBER 30,
                                                      (UNAUDITED)         2008          (UNAUDITED)          2008
                                                   ----------------   ------------   ----------------   -------------
INVESTMENT ACTIVITIES:
Operations:
   Net investment income (loss) ................     $    106,418     $     66,771    $    (181,093)    $  (1,434,773)
   Net realized gain (loss) on investments
      and foreign currency transactions ........       (7,915,617)      (1,168,967)       6,357,293         5,576,362
   Net change in unrealized appreciation
      (depreciation) on investments and
      translation of assets and liabilities
      denominated in foreign currency ..........        9,738,247      (30,256,894)       2,347,605      (170,708,726)
                                                     ------------     ------------    -------------     -------------
Net increase (decrease) in net assets
   resulting from operations ...................        1,929,048      (31,359,090)       8,523,805      (166,567,137)
                                                     ------------     ------------    -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income:
      Distributor Class ........................               --           (1,225)              --                --
      Institutional Class ......................          (46,608)        (204,229)              --           (21,809)
   From realized gains on investments:
      Distributor Class ........................               --       (5,543,717)              --                --
      Institutional Class ......................               --      (18,628,414)              --       (81,152,805)
                                                     ------------     ------------    -------------     -------------
Total Distributions ............................          (46,608)     (24,377,585)              --       (81,174,614)
                                                     ------------     ------------    -------------     -------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued:
      Distributor Class ........................          238,055          672,641               --                --
      Institutional Class ......................        7,783,671       12,240,853       26,360,053        25,029,590
   Dividends reinvested:
      Distributor Class ........................               --        5,504,374               --                --
      Institutional Class ......................           16,887       18,452,783               --        79,525,682
   Cost of shares redeemed:
      Distributor Class ........................       (1,046,499)      (3,159,879)              --                --
      Institutional Class ......................      (16,939,762)     (23,332,459)    (128,808,886)     (126,529,616)
                                                     ------------     ------------    -------------     -------------
Change in net assets from capital
   share transactions ..........................       (9,947,648)      10,378,313     (102,448,833)      (21,974,344)
                                                     ------------     ------------    -------------     -------------
Net change in net assets .......................       (8,065,208)     (45,358,362)     (93,925,028)     (269,716,095)
NET ASSETS:
   Beginning of Period .........................       48,097,393       93,455,755      183,103,900       452,819,995
                                                     ------------     ------------    -------------     -------------
   End of Period (including line A) ............     $ 40,032,185     $ 48,097,393    $  89,178,872     $ 183,103,900
                                                     ============     ============    =============     =============
(A) Undistributed (distributions in excess of)
   net investment income .......................     $    109,948     $     50,138    $    (181,093)    $          --
                                                     ============     ============    =============     =============
OTHER INFORMATION:
SHARE TRANSACTIONS:
   Distributor Class:
      Issued ...................................           39,584           76,923               --                --
      Reinvested ...............................               --          553,760               --                --
      Redeemed .................................         (179,580)        (365,593)              --                --
   Institutional Class:
      Issued ...................................        1,343,230        1,354,842        4,180,758         2,461,244
      Reinvested ...............................            2,833        1,830,633               --         6,638,204
      Redeemed .................................       (2,808,563)      (2,309,270)     (20,125,220)      (12,727,313)
                                                     ------------     ------------    -------------     -------------
Net increase (decrease) in share transactions ..       (1,602,496)       1,141,295      (15,944,462)       (3,627,865)
                                                     ============     ============    =============     =============

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

           MULTI-CAP
          GLOBAL VALUE                      INTERNATIONAL                      EQUITY INCOME
              FUND                              FUND                               FUND
-------------------------------   --------------------------------   --------------------------------
SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED     YEAR ENDED    SIX MONTHS ENDED     YEAR ENDED
  MAY 31, 2009     NOVEMBER 30,     MAY 31, 2009      NOVEMBER 30,     MAY 31, 2009      NOVEMBER 30,
   (UNAUDITED)         2008          (UNAUDITED)          2008          (UNAUDITED)          2008
----------------   ------------   ----------------   -------------   ----------------   -------------


  $     31,229     $  1,234,092     $    173,972     $   3,199,103     $    929,172     $   2,345,254

   (17,354,243)        (633,680)     (25,987,020)       (3,601,584)     (12,581,513)       (4,622,876)



    17,441,090      (30,313,234)      27,280,944       (72,972,033)      23,879,302       (89,608,123)
  ------------     ------------     ------------     -------------     ------------     -------------

       118,076      (29,712,822)       1,467,896       (73,374,514)      12,226,961       (91,885,745)
  ------------     ------------     ------------     -------------     ------------     -------------


            --               --               --                --               --                --
    (1,262,952)        (897,825)      (2,748,905)       (2,519,040)      (2,129,447)       (3,214,010)

            --               --               --                --               --                --
            --      (13,435,719)              --       (34,585,584)              --       (25,450,721)
  ------------     ------------     ------------     -------------     ------------     -------------
    (1,262,952)     (14,333,544)      (2,748,905)      (37,104,624)      (2,129,447)      (28,664,731)
  ------------     ------------     ------------     -------------     ------------     -------------


            --               --               --                --               --                --
     1,180,444        2,193,437        1,130,392        11,850,012       40,783,486        34,201,293

            --               --               --                --               --                --
       704,559       13,160,565          419,198        33,233,990          744,617        25,980,788

            --               --               --                --               --                --
   (23,140,641)     (52,779,060)     (45,134,151)     (101,558,387)     (69,795,906)      (53,277,731)
  ------------     ------------     ------------     -------------     ------------     -------------

   (21,255,638)     (37,425,058)     (43,584,561)      (56,474,385)     (28,267,803)        6,904,350
  ------------     ------------     ------------     -------------     ------------     -------------
   (22,400,514)     (81,471,424)     (44,865,570)     (166,953,523)     (18,170,289)     (113,646,126)

    24,030,926      105,502,350       49,150,463       216,103,986      171,199,706       284,845,832
  ------------     ------------     ------------     -------------     ------------     -------------
  $  1,630,412     $ 24,030,926     $  4,284,893     $  49,150,463     $153,029,417     $ 171,199,706
  ============     ============     ============     =============     ============     =============

  $     34,820     $  1,266,543     $    205,274     $   2,780,207     $    665,477     $   1,865,752
  ============     ============     ============     =============     ============     =============



            --              --               --                 --               --                --
            --              --               --                 --               --                --
            --              --               --                 --               --                --

       213,724          184,996          188,220         1,033,863        6,126,992         3,519,049
       121,058        1,086,750           65,398         2,618,912          108,545         2,412,329
    (3,718,633)      (4,941,639)      (6,674,794)      (10,518,811)     (10,151,000)       (5,707,107)
  ------------     ------------     ------------     -------------     ------------     -------------
    (3,383,851)      (3,669,893)      (6,421,176)       (6,866,036)      (3,915,463)          224,271
  ============     ============     ============     =============     ============     =============

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
FINANCIAL HIGHLIGHTS

                                                                     GROWTH FUND - DISTRIBUTOR CLASS
                                                  --------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                     YEARS ENDED NOVEMBER 30,
                                                  MAY 31, 2009   -----------------------------------------------------
                                                   (UNAUDITED)     2008       2007         2006       2005       2004
                                                  ------------   -------    -------      -------    -------    -------
NET ASSET VALUE,
Beginning of Period ...........................      $ 6.01      $ 13.69    $ 12.24      $ 15.15    $ 15.50    $ 15.63
                                                     ------      -------    -------      -------    -------    -------
Income (loss) from Investment Operations:
   Net investment income (loss) ...............        0.01        (0.01)        --(a)     (0.02)     (0.05)     (0.05)
   Net realized and unrealized gain (loss)
      on investment transactions ..............        0.26        (3.73)      1.56         0.49       1.11      (0.08)
                                                     ------      -------    -------      -------    -------    -------
   Total income (loss) from
      investment operations ...................        0.27        (3.74)      1.56         0.47       1.06      (0.13)
                                                     ------      -------    -------      -------    -------    -------
Less Distributions from:
   Net investment income ......................          --           --(a)      --           --         --         --
   Realized gains .............................          --        (3.94)     (0.11)       (3.38)     (1.41)        --
                                                     ------      -------    -------      -------    -------    -------
   Total Distributions ........................          --        (3.94)     (0.11)       (3.38)     (1.41)        --
                                                     ------      -------    -------      -------    -------    -------
Net change in net asset value per share .......        0.27        (7.68)      1.45        (2.91)     (0.35)     (0.13)
                                                     ------      -------    -------      -------    -------    -------
NET ASSET VALUE,
   End of Period ..............................      $ 6.28      $  6.01    $ 13.69      $ 12.24    $ 15.15    $ 15.50
                                                     ======      =======    =======      =======    =======    =======
Total Return(b) ...............................        4.49%(c)   (38.67)%    12.80%        3.67%      7.19%     (0.83)%
Ratios/Supplemental Data:
Net Assets at the end of period
   (in thousands) .............................      $9,741      $10,161    $19,515      $28,182    $50,744    $80,277
Ratios to average net assets:
   Expenses before waivers/recoupment .........        1.94%(d)     1.41%      1.34%        1.61%      1.50%      1.51%
   Expenses after waivers/recoupment ..........        1.37%(d)     1.35%      1.35%        1.35%      1.35%      1.39%
   Net investment income (loss) (after waivers/
      recoupment) .............................        0.34%(d)    (0.10)%    (0.01)%      (0.15)%    (0.27)%    (0.22)%
Portfolio Turnover Rate .......................          43%(c)       42%        92%(e)       38%        36%        41%

----------
(a)  Represents less than $0.005 per share.

(b) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

(c)  Not annualized.

(d)  Annualized.

(e)  Portfolio turnover rate excludes the effect of the subscription in-kind.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
FINANCIAL HIGHLIGHTS

                                                                    GROWTH FUND - INSTITUTIONAL CLASS
                                                  --------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                     YEARS ENDED NOVEMBER 30,
                                                  MAY 31, 2009   -----------------------------------------------------
                                                   (UNAUDITED)     2008       2007         2006       2005       2004
                                                  ------------   -------    -------      -------    -------    -------
NET ASSET VALUE,
Beginning of Period ...........................      $  6.11     $ 13.87    $ 12.37      $ 15.24    $ 15.55    $ 15.63
                                                     -------     -------    -------      -------    -------    -------
Income (loss) from Investment Operations:
   Net investment income (loss) ...............         0.02        0.02       0.04         0.02         --(a)      --(a)
   Net realized and unrealized gain (loss)
      on investment transactions ..............         0.27       (3.80)      1.57         0.49       1.10      (0.08)
                                                     -------     -------    -------      -------    -------    -------
   Total income (loss) from
      investment operations ...................         0.29       (3.78)      1.61         0.51       1.10      (0.08)
                                                     -------     -------    -------      -------    -------    -------
Less Distributions from:
   Net investment income ......................        (0.01)      (0.04)        --           --         --         --
   Realized gains .............................           --       (3.94)     (0.11)       (3.38)     (1.41)        --
                                                     -------     -------    -------      -------    -------    -------
   Total Distributions ........................        (0.01)      (3.98)     (0.11)       (3.38)     (1.41)        --
                                                     -------     -------    -------      -------    -------    -------
Net change in net asset value per share .......         0.28       (7.76)      1.50        (2.87)     (0.31)     (0.08)
                                                     -------     -------    -------      -------    -------    -------
NET ASSET VALUE,
   End of Period ..............................      $  6.39     $  6.11    $ 13.87      $ 12.37    $ 15.24    $ 15.55
                                                     =======     =======    =======      =======    =======    =======
Total Return(b) ...............................         4.75%(c)  (38.51)%    13.07%        3.94%      7.45%     (0.51)%
Ratios/Supplemental Data:
Net Assets at the end of period
   (in thousands) .............................      $30,291     $37,937    $73,941      $22,552    $24,881    $40,785
Ratios to average net assets:
   Expenses before waivers/recoupment .........         1.69%(d)    1.16%      1.09%        1.36%      1.25%      1.26%
   Expenses after waivers/recoupment ..........         1.12%(d)    1.10%      1.10%        1.10%      1.10%      1.14%
   Net investment income (loss) (after
      waivers/recoupment) .....................         0.59%(d)    0.15%      0.24%        0.10%     (0.02)%     0.03%
Portfolio Turnover Rate .......................           43%(c)      42%        92%(e)       38%        36%        41%

----------
(a)  Represents less than $0.005 per share.

(b) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

(c)  Not annualized.

(d)  Annualized.

(e)  Portfolio turnover rate excludes the effect of the subscription in-kind.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
FINANCIAL HIGHLIGHTS

                                                                  MID-CAP GROWTH FUND - INSTITUTIONAL CLASS
                                                  -------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                YEARS ENDED NOVEMBER 30,            PERIOD ENDED
                                                  MAY 31, 2009   -------------------------------------------   NOVEMBER 30,
                                                   (UNAUDITED)     2008       2007         2006       2005        2004(a)
                                                  ------------   --------   --------     --------   --------   ------------
NET ASSET VALUE,
Beginning of Period ...........................   $  6.54        $  14.31   $  12.64     $  11.69   $  10.65     $ 10.00
                                                  -------        --------   --------     --------   --------     -------
Income from Investment Operations:
   Net investment income (loss) ...............     (0.01)          (0.05)        --(b)     (0.05)     (0.05)      (0.05)
   Net realized and unrealized gain (loss)
      on investment transactions ..............      0.86           (5.12)      1.67         1.00       1.09        0.70
                                                  -------        --------   --------     --------   --------     -------
   Total income (loss) from
      investment operations ...................      0.85           (5.17)      1.67         0.95       1.04        0.65
                                                  -------        --------   --------     --------   --------     -------
Less Distributions from:
   Net investment income ......................        --              --(b)      --           --         --          --
   Realized gains .............................        --           (2.60)        --           --         --          --
                                                  -------        --------   --------     --------   --------     -------
   Total Distributions ........................        --           (2.60)        --           --         --          --
                                                  -------        --------   --------     --------   --------     -------
   Net change in net asset value per share ....      0.85           (7.77)      1.67         0.95       1.04        0.65
                                                  -------        --------   --------     --------   --------     -------
NET ASSET VALUE,
   End of Period ..............................   $  7.39        $   6.54   $  14.31     $  12.64   $  11.69     $ 10.65
                                                  -------        --------   --------     --------   --------     -------
Total Return(c) ...............................     13.00%(d)      (44.36)%    13.21%        8.13%      9.77%       6.50%(d)
Ratios/Supplemental Data:
Net Assets at the end of period
   (in thousands) .............................   $89,179        $183,104   $452,820     $107,962   $100,385     $46,358
Ratios to average net assets:
   Expenses before waivers ....................      1.49%(e)        1.04%      0.99%        1.24%      1.23%       1.30%
   Expenses after waivers .....................      1.30%(e)        1.04%      0.99%        1.21%      1.23%       1.30%
   Net investment income (loss)
      (after waivers) .........................      (0.38)%(e)     (0.42)%     0.00%(f)    (0.42)%    (0.67)%     (0.81)%
Portfolio Turnover Rate .......................        20%(d)          47%        44%(g)       30%        25%         18%(d)

----------
(a) Atlantic Whitehall Mid-Cap Growth Fund, Institutional Class commenced investment operations on March 1, 2004.

(b)  Represents less than $0.005 per share.

(c) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

(d)  Not Annualized.

(e)  Annualized.

(f)  Represents less than 0.005% per share.

(g)  Portfolio turnover rate excludes the effect of the subscription in-kind.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
FINANCIAL HIGHLIGHTS

                                                         MULTI-CAP GLOBAL VALUE FUND - INSTITUTIONAL CLASS
                                             -----------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED              YEARS ENDED NOVEMBER 30,            PERIOD ENDED
                                             MAY 31, 2009   -----------------------------------------   NOVEMBER 30,
                                              (UNAUDITED)     2008       2007         2006      2005       2004(a)
                                             ------------   -------    --------     -------   -------   ------------
NET ASSET VALUE,
Beginning of Period ......................     $ 6.59       $ 14.42    $  12.88     $ 11.27   $ 10.40    $ 10.00
                                               ------       -------    --------     -------   -------    -------
Income from Investment Operations:
   Net investment income .................       0.03(b)       0.34        0.13        0.05      0.05       0.04
   Net realized and unrealized gain
      (loss) on investment and
      foreign currency transactions ......       0.43         (6.11)       1.45        2.92      0.87       0.36
                                               ------       -------    --------     -------   -------    -------
   Total income (loss) from
      investment operations ..............       0.46         (5.77)       1.58        2.97      0.92       0.40
                                               ------       -------    --------     -------   -------    -------
Less Distributions from:
   Net investment income .................      (0.89)        (0.13)         --(c)    (0.08)    (0.04)        --
   Realized gains ........................         --         (1.93)      (0.04)      (1.28)    (0.01)        --
                                               ------       -------    --------     -------   -------    -------
   Total Distributions ...................      (0.89)        (2.06)      (0.04)      (1.36)    (0.05)        --
                                               ------       -------    --------     -------   -------    -------
Net change in net asset value per share ..      (0.43)        (7.83)       1.54        1.61      0.87       0.40
                                               ------       -------    --------     -------   -------    -------
NET ASSET VALUE,
   End of Period .........................     $ 6.16       $  6.59    $  14.42     $ 12.88   $ 11.27    $ 10.40
                                               ======       =======    ========     =======   =======    =======
Total Return(d) ..........................       8.01%(e)    (46.62)%     12.26%      27.78%     8.91%      4.00%(e)
Ratios/Supplemental Data:
Net Assets at the end of period
   (in thousands) ........................     $1,630       $24,031    $105,502     $30,759   $18,919    $18,548
Ratios to average net assets:
   Expenses before waivers/recoupment ....       3.44%(f)      1.27%       1.14%       1.67%     1.64%      1.54%
   Expenses after waivers/recoupment .....       1.30%(f)      1.27%       1.22%       1.30%     1.30%      1.30%
   Net investment income (after
      waivers/recoupment) ................       1.05%(f)      2.13%    0.95%          0.45%     0.39%      0.49%
Portfolio Turnover Rate ..................         26%(e)        42%      74%(g)         59%       59%        76%(e)

----------
(a) Atlantic Whitehall Multi-Cap Global Value Fund, Institutional Class commenced investment operations on March 1, 2004.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)  Represents less than $0.005 per share.

(d) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

(e)  Not Annualized.

(f)  Annualized.

(g)  Portfolio turnover rate excludes the effect of the subscription in-kind.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
FINANCIAL HIGHLIGHTS

                                                                        INTERNATIONAL FUND - INSTITUTIONAL CLASS
                                                         -------------------------------------------------------------------
                                                          SIX MONTHS
                                                            ENDED                    YEARS ENDED NOVEMBER 30,
                                                         MAY 31, 2009   ----------------------------------------------------
                                                          (UNAUDITED)     2008       2007       2006       2005       2004
                                                         ------------   -------    --------   --------   --------   --------
NET ASSET VALUE,
Beginning of Period ..................................      $ 7.02      $ 15.58    $  13.88   $  13.65   $  13.01   $  10.55
                                                            ------      -------    --------   --------   --------   --------
Income from Investment Operations:
   Net investment income .............................        0.07(a)      0.46        0.19       0.24       0.17       0.11
   Net realized and unrealized gain (loss) on
      investment and foreign currency transactions ...        1.26        (6.34)       1.56       3.12       1.09       2.40
                                                            ------      -------    --------   --------   --------   --------
   Total income (loss) from
      investment operations ..........................        1.33        (5.88)       1.75       3.36       1.26       2.51
                                                            ------      -------    --------   --------   --------   --------
Less Distributions from:
   Net investment income .............................       (0.97)       (0.18)      (0.01)     (0.38)     (0.10)        --
   Realized gains ....................................          --        (2.50)      (0.04)     (2.75)     (0.52)     (0.05)
                                                            ------      -------    --------   --------   --------   --------
   Total Distributions ...............................       (0.97)       (2.68)      (0.05)     (3.13)     (0.62)     (0.05)
                                                            ------      -------    --------   --------   --------   --------
Net change in net asset value per share ..............        0.36        (8.56)       1.70       0.23       0.64       2.46
                                                            ------      -------    --------   --------   --------   --------
NET ASSET VALUE,
   End of Period .....................................      $ 7.38      $  7.02    $  15.58   $  13.88   $  13.65   $  13.01
                                                            ======      =======    ========   ========   ========   ========
Total Return(b) ......................................       21.04%(c)   (45.35)%     12.63%     27.06%      9.96%     23.88%
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands) .......      $4,285      $49,150    $216,104   $196,250   $181,892   $187,470
Ratios to average net assets:
   Expenses before waivers/recoupment ................        3.21%(d)     1.48%       1.38%      1.54%      1.53%      1.60%
   Expenses after waivers/recoupment .................        1.50%(d)     1.48%       1.40%      1.50%      1.53%      1.60%
   Net investment income (after waivers/recoupment) ..        2.25%(d)     2.13%       1.26%      1.70%      1.16%      0.94%
Portfolio Turnover Rate ..............................          15%(c)       38%         34%        17%        34%        37%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

(c)  Not Annualized.

(d)  Annualized.


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
FINANCIAL HIGHLIGHTS

                                                                  EQUITY INCOME FUND - INSTITUTIONAL CLASS
                                                             --------------------------------------------------
                                                             SIX MONTHS
                                                                ENDED             YEARS ENDED NOVEMBER 30,
                                                             MAY 31, 2009    ----------------------------------
                                                              (UNAUDITED)      2008        2007         2006(a)
                                                             ------------    --------    --------      --------
NET ASSET VALUE,
Beginning of Period ......................................     $   7.08      $  11.89    $  11.00       $ 10.00
                                                               --------      --------    --------      --------
Income from Investment Operations:
   Net investment income .................................         0.05(b)       0.10        0.11          0.08
   Net realized and unrealized gain (loss) on
      investment transactions ............................         0.54         (3.71)       0.80          0.99
                                                               --------      --------    --------      --------
   Total gain (loss) from investment operations ..........         0.59         (3.61)       0.91          1.07
                                                               --------      --------    --------      --------
Less Distributions from:
   Net investment income .................................        (0.12)        (0.13)      (0.02)        (0.07)
   Realized gains ........................................           --         (1.07)         --            --
                                                               --------      --------    --------      --------
   Total Distributions ...................................        (0.12)        (1.20)      (0.02)        (0.07)
                                                               --------      --------    --------      --------
   Net change in net asset value per share ...............         0.47         (4.81)       0.89          1.00
                                                               --------      --------    --------      --------
NET ASSET VALUE,
   End of Period .........................................     $   7.55      $   7.08    $  11.89       $ 11.00
                                                               ========      ========    ========      ========
Total Return(c) ..........................................         8.57%(d)    (33.81)%      8.14%        10.87%
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands) ...........     $153,029      $171,200    $284,846      $ 49,201
Ratios to average net assets:
   Expenses before waivers/recoupment ....................         1.42%(e)      1.04%       1.01%         1.64%
   Expenses after waivers/recoupment .....................         1.12%(e)      1.04%       1.05%         1.10%
   Net investment income (after waivers and recoupment) ..         1.41%(e)      0.95%       1.08%         1.32%
Portfolio Turnover Rate ..................................           34%(d)        45%         95%(f)        43%

----------
(a) Atlantic Whitehall Equity Income Fund, Institutional Class commenced investment operations on December 1, 2005.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions. Total return does not affect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

(d)  Not Annualized.

(e)  Annualized.

(f)  Portfolio turnover rate excludes the effect of the subscription in-kind.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MAY 31, 2009 (UNAUDITED)

NOTE 1 -- ORGANIZATION. Atlantic Whitehall Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company. The Trust consists of five separate investment portfolios: Growth Fund, Mid-Cap Growth Fund, Multi-Cap Global Value Fund, International Fund and Equity Income Fund (individually, a "Fund," and collectively, the "Funds"). Growth Fund is authorized to issue two classes of shares (Distributor Class and Institutional Class) and Mid-Cap Growth Fund, Multi-Cap Global Value Fund, International Fund and Equity Income Fund are each authorized to issue one class of shares (Institutional Class). Each class of shares outstanding bears the same voting, dividend, liquidation and other rights and conditions. These financial statements include the Trust's active portfolios: Growth Fund, Mid-Cap Growth Fund, Multi-Cap Global Value Fund, International Fund and Equity Income Fund.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Funds in the preparation of the financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     (A) PORTFOLIO VALUATIONS: Securities are valued using market quotations. Securities listed on an exchange are valued on the basis of the last sale price or NASDAQ official closing price ("NOCP"), when appropriate. If the last sale price or NOCP is not reported, the current bid price is used. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by or under the general supervision of the Board of Trustees. A Fund will use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value such that a market quotation is not "readily available." The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event that materially affects the value of the security occurs after the closing price or the latest bid price is obtained from an exchange that closes before a Fund calculates its net asset value. The Funds use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a market quotation is readily available and, if not, what fair value to assign to the security. To determine the appropriate valuation method, the following factors that may be considered include the following: (a) the fundamental analytical data relating to the investment; (b) the nature and duration of restrictions on disposition of the securities; (c) the evaluation of the forces which influence the market in which the securities are purchased; and (d) any other relevant factors. With respect to fair value of securities traded on foreign markets, the following factors may also be relevant: (a) value of foreign securities traded on foreign markets; (b) American Depository Receipts ("ADR") trading; (c) closed-end fund trading; (d) foreign currency exchange activity; and (e) trading of financial products that are tied to baskets of foreign securities. In light of the judgment involved in fair valuation decisions, there can be no assurance that a fair value assigned to a particular security is what ultimately might be realized in a disposition of the security. Investments in money market funds are valued at their net asset value as reported by the underlying fund.

     The Multi-Cap Global Value Fund and International Fund may review U.S. market moves after the close of foreign markets to assist with the decision whether to substitute fair values for foreign security market prices. When fair values are substituted for foreign security market prices, fair values are obtained from an independent service provider that applies a multi-factor methodology, which uses factors such as ADRs, sector indices and futures, to each foreign portfolio security reviewed as part of this process.

     Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars.

     To the extent a Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges. However, when an event occurs after a foreign security is valued that is likely to change that security's value, the fair value of that security will be determined by consideration of other factors by or under the direction of the Board of Trustees. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day.

     In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), which is effective for financial statements issued for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The Funds have adopted FAS 157 as of December 1, 2007. This standard prioritizes, within the measurement of fair value, the use of market-based information over entity specific information and establishes a three level hierarchy based on the transparency of inputs. The three levels of the fair value hierarchy under FAS 157 are described below:

ATLANTIC WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MAY 31, 2009 (UNAUDITED) (CONTINUED)

          -    Level 1 - quoted prices in active markets for identical
                         securities

          -    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

          -    Level 3 - significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Funds' net assets as of May 31, 2009 is included with each Fund's Schedule of Investments. The categorization is based on the lowest level input that is significant to the fair value measurement of the investments.

     (B) REPURCHASE AGREEMENTS: The Funds may invest in securities subject to repurchase agreements with any bank or registered broker-dealer who, in the opinion of the Board of Trustees, presents a minimum risk of bankruptcy. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including the interest. If the seller should default on its obligation to repurchase the security, a Fund may experience a decrease in value from the security, problems in exercising its rights to the underlying security and costs and time delays in connection with the disposition of the security. The Funds had no repurchase agreements outstanding at November 30, 2008.

     (C) SECURITIES TRANSACTIONS AND RELATED INCOME: The Funds record security transactions on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Dividend income and dividend reclaims are recognized on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed, are recognized as soon as the Fund is informed of the ex-dividend date. Realized gains and losses from security transactions are recorded on an identified cost basis. Investment income and realized and unrealized gains and losses are allocated to the separate classes of shares based upon the relative net assets of each class.

     (D) EXPENSES: The Trust accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund, while general Trust expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis. In addition, non-class specific expenses are allocated to each class of shares based on the relative net assets of each class. Class specific expenses are allocated directly to the appropriate class and primarily relate to distribution fees for the Growth Fund.

     (E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends and distributions to shareholders are recorded on the ex-dividend date. Each Fund may declare and pay dividends from net investment income annually. Net realized gains on portfolio securities, if any, are distributed at least annually by each Fund. However, to the extent net realized capital gains can be offset by capital loss carryovers, such gains will not be distributed. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

     The tax character of distributions paid during fiscal 2008 and 2007 were as follows:

                                      DISTRIBUTIONS PAID IN 2008   DISTRIBUTIONS PAID IN 2007
                                      --------------------------   --------------------------
                                       ORDINARY      LONG-TERM     ORDINARY       LONG-TERM
     FUND                               INCOME*    CAPITAL GAINS    INCOME*     CAPITAL GAINS
     ----                             ----------   -------------   ---------   --------------
     Growth Fund ..................   $  645,852    $23,731,733    $     --      $1,055,907
     Mid-Cap Growth Fund ..........           --     81,174,614          --              --
     Multi-Cap Global Value Fund...    3,053,024     11,280,520     209,781           5,219
     International Fund ...........    3,403,917     33,700,707     136,127         551,923
     Equity Income Fund ...........    3,467,240     25,197,491     383,416              --

     As of November 30, 2008 the components of distributable earnings on a tax basis were as follows:

                                        ACCUMULATED      UNDISTRIBUTED                      UNREALIZED
                                           CAPITAL         ORDINARY       UNDISTRIBUTED    APPRECIATION/
     FUND                             AND OTHER LOSSES      INCOME*      LONG-TERM GAIN   (DEPRECIATION)
     ----                             ----------------   -------------   --------------   --------------
     Growth Fund ..................     $(1,734,581)      $   50,138           $--         $(11,513,868)
     Mid-Cap Growth Fund ..........              --               --            --            2,852,055
     Multi-Cap Global Value Fund ..              --        1,266,543            --          (18,701,075)
     International Fund ...........        (304,393)       2,780,207            --          (30,522,781)
     Equity Income Fund ...........      (6,357,763)       1,865,752            --          (31,563,156)

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

ATLANTIC WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MAY 31, 2009 (UNAUDITED) (CONTINUED)

     Book/tax differences are primarily attributable to wash sales.

     (F) FEDERAL INCOME TAXES: It is the Funds' policy to continue to comply with the applicable requirements of Subchapter M of the Internal Revenue Code and to distribute in a timely manner all of their net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

     Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("the Interpretation"), on the first day of the Funds' fiscal year. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the Funds' financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is each Fund's policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the net asset value of the Funds at the end of the year. As of May 31, 2009, the Funds did not have a liability for any uncertain tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.

     (G) FOREIGN CURRENCY: Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates using a current 4:00 PM Eastern Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

     (H) FORWARD FOREIGN CURRENCY TRANSACTIONS: Forward foreign exchange contracts are used to hedge against foreign exchange risk arising from a Fund's investment or anticipated investment in securities denominated in foreign currencies. A Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Funds had no forward foreign currency transactions outstanding as of November 30, 2008.

     (I) FOREIGN SECURITIES: Investing in the securities of issuers in any foreign country, including ADRs, involves special risks and considerations not typically associated with investing in U.S. companies. These include, but are not limited to, currency exchange rate volatility; political, social or economic instability; and differences in taxation (including potentially confiscatory levels of taxation), auditing and other financial practices. Emerging market securities typically present even greater exposure to these same risks. Stock markets in emerging market countries also tend to be much more volatile than the U.S. stock market due to their relative immaturity and periods of instability.

     (J) COMMITMENTS AND CONTINGENCIES: In the normal course of business, the Trust enters into contracts on behalf of the Funds that contain a variety of provisions for general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on experience, the Funds believe the risk of loss is remote.

     (K) RECENTLY ISSUED ACCOUNTING STANDARDS: In April 2009, FASB issued FASB Staff Position No. 157-4, DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY, ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 (use previous definition from Notes), when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures.

ATLANTIC WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MAY 31, 2009 (UNAUDITED) (CONTINUED)

NOTE 3 -- ADVISORY FEES. Stein Roe Investment Counsel, Inc. (the "Adviser"), an affiliate of INVESCO Ltd. (formerly AMVESCAP PLC) ("INVESCO"), provides investment advisory services to the Funds.

As compensation for its advisory services for the Funds, the Adviser is entitled to a fee that is calculated daily and paid monthly based on the average daily net assets of each Fund, at the annual rate of 0.85% for Growth Fund, Mid-Cap Growth Fund and Equity Income Fund, 0.90% for Multi-Cap Global Value Fund and 1.15% for International Fund. Effective April 1, 2009, the Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses through March 31, 2010 to the extent necessary to maintain net expenses for each class of each Fund at or below the following levels:

                                  CONTRACTUAL EXPENSE LIMITATIONS
                              ---------------------------------------
FUND                          DISTRIBUTOR CLASS   INSTITUTIONAL CLASS
----                          -----------------   -------------------
Growth Fund                         1.40%                1.15%
Mid-Cap Growth Fund                 N/A                  1.30%
Multi-Cap Global Value Fund         N/A                  1.30%
International Fund                  N/A                  1.50%
Equity Income Fund                  N/A                  1.15%

Prior to April 1, 2009, the Adviser contractually agreed to waive its advisory fee and/or reimburse expenses through March 31, 2009 to the extent necessary to maintain net expenses for each class of each Fund at or below the following levels:

                                  CONTRACTUAL EXPENSE LIMITATIONS
                              ---------------------------------------
FUND                          DISTRIBUTOR CLASS   INSTITUTIONAL CLASS
----                          -----------------   -------------------
Growth Fund                         1.35%                1.10%
Mid-Cap Growth Fund                 N/A                  1.30%
Multi-Cap Global Value Fund         N/A                  1.30%
International Fund                  N/A                  1.50%
Equity Income Fund                  N/A                  1.10%

These limitations resulted in the Adviser waiving $114,883, $93,021, $63,523, $131,983 and $201,375 in advisory fees for the Growth Fund, Mid-Cap Growth Fund, Multi-Cap Global Value Fund, International Fund and Equity Income Fund, respectively, for the period ended May 31, 2009. The Adviser received advisory fees, net of waiver, of $55,310, $315,007 and $358,638 for Growth Fund, Mid-Cap Growth Fund and Equity Income Fund, respectively, for the same period. The Adviser waived all of their fees for the Multi-Cap Global Value Fund and the International Fund for the same period. Each waiver and/or reimbursement described above is subject to recoupment by the Adviser within the following three years after such waiver and/or reimbursement, to the extent such recoupment by the Adviser for the Funds would not cause total operating expenses to exceed any current expense limitations.

As of May 31, 2009, the Adviser was entitled to recoup the following cumulative amounts from the Growth Fund, Mid-Cap Growth Fund, Multi-Cap Global Value Fund, International Fund and Equity Income Fund: $25,884, $23,431, $22,886, $48,057 and $36,875, respectively. For the six months ended May 31, 2009, there were no amounts recouped.

Invesco Trimark Ltd. ("Invesco Trimark") serves as subadviser to Multi-Cap Global Value Fund. INVESCO Global Asset Management (N.A.) ("IGAM") serves as subadviser to International Fund. Invesco Trimark and IGAM are subsidiaries of INVESCO, Inc. The subadvisers provide advisory services, including portfolio management, to these Funds, subject to the review of the Board of Trustees and the overall supervision of the Adviser. Invesco Trimark and IGAM are entitled to receive from the Adviser a fee based on the average daily net assets of the Multi-Cap Global Value and International Funds at the annual rate of 0.35% and 0.45%, respectively.

NOTE 4 -- ADMINISTRATION, TRANSFER AGENT AND DISTRIBUTION FEES. Effective December 1, 2006, the Trust and PNC Global Investment Servicing (U.S.) Inc. ("PNC"), formerly known as PFPC Inc., have entered into an administration agreement under which PNC provides services for a fee, computed daily and paid monthly, at the annual rate of 0.04% of aggregate average daily net assets of the Funds up to $1 billion; 0.035% of aggregate average daily net assets of the Funds in excess of $1 billion up to $2 billion; and 0.03% of aggregate average daily net assets in excess of $2 billion. To the extent the foregoing fees do not exceed $375,000 in a given year, PNC is entitled to receive a minimum complex-wide fee of $375,000 per annum based on the existing five Funds that comprise the Trust. In addition, PNC also provides certain fund accounting and administration services, fees for which are included in the administration fees on the Statement of Operations. PNC also serves as transfer agent for the Funds pursuant to a Transfer Agency and Services Agreement with the Trust effective March 1, 1998. PFPC Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of PNC serves as the distributor of the Funds. The Trust has adopted a Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Distributor Class of the Growth Fund. The Distributor may be paid a fee of up to 0.25% of the average daily net assets of the Distributor Class of the Growth Fund. The Distributor serves as the exclusive distributor of the shares of the Growth Fund pursuant to the Plan.

ATLANTIC WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MAY 31, 2009 (UNAUDITED) (CONTINUED)

NOTE 5 -- TRUSTEE COMPENSATION. Effective December 1, 2007, the compensation for the Independent Trustees is as follows: the Trust pays each Independent Trustee a retainer of $15,000 per year, and to the extent the Independent Trustee serves on one or more committees of the Trust, an aggregate committee member retainer of $3,000 per year. In addition, an Independent Trustee receives a fee of $2,000 per meeting attendance at Board or committee meetings. The Chairperson of the Board also receives from the Trust an additional Board member retainer of $4,000 per year and an additional fee of $750 per meeting for attendance at Board meetings. The Chairperson of the Audit Committee receives from the Trust an additional Audit Committee member retainer of $2,000 per year and an additional fee of $750 per meeting for attendance at Audit Committee meetings. The Chairperson of the Nominating and Governance Committee receives from the Trust an additional Nominating and Governance Committee member retainer of $1,000 per year and an additional fee of $750 per meeting for attendance at Nominating and Governance Committee meetings. The Trust also reimburses expenses incurred by each Independent Trustee in attending such meetings. Trustees who are affiliated receive no compensation from the Trust.

NOTE 6 -- SECURITIES TRANSACTIONS. For the six months ended May 31, 2009, the cost of purchases and the proceeds from sales of the Funds' portfolio securities (excluding short-term investments) amounted to the following:

                                           PURCHASES                          SALES
                                 -----------------------------   ------------------------------
FUND                             U.S. GOVERNMENT      OTHER      U.S. GOVERNMENT       OTHER
----                             ---------------   -----------   ---------------   ------------
Growth Fund ..................         $--         $16,780,278         $--         $ 24,141,962
Mid-Cap Growth Fund ..........          --          19,986,713          --          123,767,398
Multi-Cap Global Value Fund ..          --           1,915,936          --           25,010,047
International Fund ...........          --           2,621,825          --           49,943,882
Equity Income Fund ...........          --          45,264,453          --           74,004,063

The aggregate gross unrealized appreciation and depreciation, net unrealized appreciation (depreciation) and cost for all securities as computed on a federal income tax basis, as of May 31, 2009, for each Fund is as follows:

                                                                     NET
                                     GROSS          GROSS       APPRECIATION/
FUND                             APPRECIATION   DEPRECIATION   (DEPRECIATION)       COST
----                             ------------   ------------   --------------   ------------
Growth Fund ..................   $ 2,850,137    $ (4,499,989)   $(1,649,852)    $ 42,173,777
Mid-Cap Growth Fund ..........    12,390,376      (6,692,121)     5,698,255       82,690,840
Multi-Cap Global Value Fund ..       189,776        (257,578)       (67,802)       1,644,113
International Fund ...........       490,499        (698,258)      (207,759)       4,897,218
Equity Income Fund ...........    11,351,188     (18,874,876)    (7,523,688)     161,072,208

NOTE 7 -- CAPITAL SHARES TRANSACTIONS. The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each. Transactions in shares of the Funds are shown in the Statements of Changes in Net Assets.

NOTE 8 -- CAPITAL LOSS CARRYOVERS. As of November 30, 2008, the following Funds had net capital loss carryforwards for federal tax purposes, which will expire in the following year:

FUND                          2016
----                       ----------
Growth Fund ............   $  478,176
International Fund .....      304,393
Equity Income Fund .....    4,373,460

NOTE 9 -- SUBSEQUENT EVENT. At a meeting held on April 29, 2009 (the "Meeting"), the Board unanimously approved a proposal to liquidate the International Fund and Multi-Cap Global Value Fund, subject to approval by each Fund's shareholders. At a special meeting of shareholders held on July 2, 2009, shareholders of each Fund approved that Fund's liquidation. Effective July 2, 2009, the International Fund and Multi-Cap Global Value Fund ceased their investment operations and commenced liquidation. Each Fund's liquidation was completed by July 13, 2009.

At the Meeting, the Board also unanimously approved a proposal to reorganize the Growth Fund, Mid-Cap Growth Fund and Equity Income Fund into corresponding mutual funds (each, an "Acquiring Fund") sponsored and advised by Invesco Aim Advisors, Inc., an affiliate of the Adviser, as set forth below:

FUND                                    ACQUIRING FUND
----                  ------------------------------------------------
Growth Fund           AIM Equity Funds  -  AIM Large Cap Growth Fund
Mid-Cap Growth Fund   AIM Growth Series - AIM Mid Cap Core Equity Fund
Equity Income Fund    AIM Equity Funds  -  AIM Disciplined Equity Fund

The Board also unanimously approved an Agreement and Plan of Reorganization on behalf of each Fund. A special meeting of the shareholders of each Fund is expected to be held in September, 2009, for the purpose of approving each Fund's Agreement and Plan of Reorganization. If shareholders of a Fund approve its reorganization, the reorganization is expected to be completed on or around September 30, 2009.

ATLANTIC WHITEHALL FUNDS TRUST
ADDITIONAL INFORMATION (UNAUDITED)

FORM N-Q: The Trust files a complete Portfolio of Investments for the Funds with the Securities and Exchange Commission (the "SEC") for the Trust's first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available on the SEC's website at www.sec.gov and is available for review and copying at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

PROXY VOTING: Atlantic Whitehall Fund Trust's Proxy Voting Policies and Procedures, which are used to determine how to vote proxies relating to portfolio securities, are included in the Trust's Statement of Additional Information, which is available (i) upon request, without charge, by calling 1-800-994-2533; (ii) on Atlantic Whitehall Fund Trust's website at www.atlanticwhitehallfunds.com; and (iii) on the SEC's website at www.sec.gov. Atlantic Whitehall Fund Trust's Proxy Voting Record for the most recent twelve-month period ended June 30 is available (i) upon request, without charge, by calling 1-800-994-2533 and (ii) on the SEC's website at www.sec.gov.

DISCLOSURE OF FUND EXPENSES: We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. This table illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return for the past six month period, the "Expense Ratio" column shows the period's annualized expense ratio, and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the SEC requires all mutual funds to calculate expenses based on an assumed 5% annual return.You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher.

                                 BEGINNING     ENDING
                                  ACCOUNT      ACCOUNT                EXPENSES
                                   VALUE       VALUE      EXPENSE   PAID DURING
                                  12/01/08    05/31/09   RATIO(1)    PERIOD(2)
                                 ---------   ---------   --------   -----------
GROWTH FUND
   ACTUAL FUND RETURN
      Distributor Class ......    $1,000     $1,044.90     1.37%       $6.98
      Institutional Class ....     1,000      1,047.50     1.12%        5.72
   HYPOTHETICAL 5% RETURN
      Distributor Class ......    $1,000     $1,018.10     1.37%       $6.89
      Institutional Class ....     1,000      1,019.35     1.12%        5.64
MID-CAP GROWTH FUND
   ACTUAL FUND RETURN
      Institutional Class ....    $1,000     $1,130.00     1.30%       $6.90
   HYPOTHETICAL 5% RETURN
      Institutional Class ....    $1,000     $1,018.45     1.30%       $6.54

ATLANTIC WHITEHALL FUNDS TRUST
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

                                 BEGINNING     ENDING
                                  ACCOUNT      ACCOUNT                 EXPENSES
                                   VALUE        VALUE      EXPENSE   PAID DURING
                                  12/01/08    05/31/09    RATIO(1)    PERIOD(2)
                                 ---------   ----------   --------   -----------
MULTI-CAP GLOBAL VALUE FUND
   ACTUAL FUND RETURN
      Institutional Class ....     $1,000     $1,080.10     1.30%       $6.74
   HYPOTHETICAL 5% RETURN
      Institutional Class ....     $1,000     $1,018.45     1.30%       $6.54
INTERNATIONAL FUND
   ACTUAL FUND RETURN
      Institutional Class ....     $1,000     $1,210.40     1.50%       $8.26
   HYPOTHETICAL 5% RETURN
      Institutional Class ....     $1,000     $1,017.45     1.50%       $7.54
EQUITY INCOME FUND
   ACTUAL FUND RETURN
      Institutional Class ....     $1,000     $1,085.70     1.12%       $5.82
   HYPOTHETICAL 5% RETURN
      Institutional Class ....     $1,000     $1,019.35     1.12%       $5.64


(1) Annualized, based on the Funds' most recent fiscal half-year expenses. The Funds' most recent fiscal half-year expenses were higher than the expense ratio for the first part of the year due to declining net assets experienced during the year. This resulted in the appearance of higher expense ratios presented on an annualized basis for some funds.

(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182 days), then divided by 365.

                       THIS PAGE LEFT INTENTIONALLY BLANK

ATLANTIC WHITEHALL FUNDS TRUST

An investment in shares of the Trust is neither insured nor guaranteed by the FDIC or the U.S. Government. Shares of the Trust are not deposits or obligations of, or guaranteed or endorsed by, Atlantic Trust Group, Inc., its subsidiaries or affiliates, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency, and may involve investment risk, including the possible loss of principal.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The views contained herein are subject to change at any time based on market and other conditions.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

ATLANTIC WHITEHALL
FUNDS TRUST

BOARD OF TRUSTEES

Pierre de St. Phalle, Chairman*
Susan V. Machtiger, Trustee*
Tracy L. Nixon, Trustee*
John R. Preston, Trustee*
Jeffrey S. Thomas, Trustee

OFFICERS

Jeffrey S. Thomas, President & Chief Executive Officer
Robert B. Saccone, Vice President & Assistant Treasurer
Kenneth Kozanda, Treasurer & Chief Financial Officer
Gabrielle Bailey, Secretary & Chief Legal Officer
Gregory Campbell, Assistant Secretary
Scott Trapani, Chief Compliance Officer
Allen B. Johnson, AML Compliance Officer

*    Non-Affiliated Trustee

INVESTMENT ADVISER
Stein Roe Investment Counsel, Inc.
1330 Avenue of the Americas
30th Floor
New York, NY 10019

ADMINISTRATOR
PNC Global Investment Servicing (U.S.) Inc.
4400 Computer Drive
Westborough, MA 01581

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
State Street Bank and Trust Company
150 Newport Avenue
North Quincy, MA 02171

COUNSEL
Dechert LLP
1775 I Street, NW
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
5 Times Square
New York, NY 10036

THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT FUND TRUSTEES AND IS AVAILABLE UPON REQUEST WITHOUT CHARGE BY CALLING 800-994-2533.

                            ATLANTIC WHITEHALL FUNDS
           50 Rockefeller Plaza, 15th Floor - New York, NY 10020-1605
                 800 994 2533 - www.atlanticwhitehallfunds.com

A-AWF-SAR-1

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

 (b) Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.


     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) ATLANTIC WHITEHALL FUNDS TRUST

By (Signature and Title)*           /S/ JEFFREY S. THOMAS
                         -------------------------------------------------------
                                    Jeffrey S. Thomas, Chief Executive Officer
                                    (principal executive officer)

Date                                JULY 31, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /S/ JEFFREY S. THOMAS
                         -------------------------------------------------------
                                    Jeffrey S. Thomas, Chief Executive Officer
                                    (principal executive officer)

Date                                JULY 31, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*           /S/ KENNETH KOZANDA
                         -------------------------------------------------------
                                    Kenneth Kozanda, Chief Financial Officer
                                    (principal financial officer)

Date                                JULY 29, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.